OMB APPROVAL
OMB Number:	3235-0570
Expires:	August 31, 2020
Estimated average burden
Hours per response	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Reports to Stockholders.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

March 31, 2018

Baron Funds®

Semi-Annual Financial Report

Baron Asset Fund
Ticker Symbols:
Retail Shares: BARAX
Institutional Shares: BARIX
R6 Shares: BARUX
Performance	2
Top Ten Holdings	3
Sector Breakdown	3
Management’s Discussion of Fund Performance	3
Baron Growth Fund
Ticker Symbols:
Retail Shares: BGRFX
Institutional Shares: BGRIX
R6 Shares: BGRUX
Performance	4
Top Ten Holdings	5
Sector Breakdown	5
Management’s Discussion of Fund Performance	5
Baron Small Cap Fund
Ticker Symbols:
Retail Shares: BSCFX
Institutional Shares: BSFIX
R6 Shares: BSCUX
Performance	6
Top Ten Holdings	7
Sector Breakdown	7
Management’s Discussion of Fund Performance	7
Baron Opportunity Fund
Ticker Symbols:
Retail Shares: BIOPX
Institutional Shares: BIOIX
R6 Shares: BIOUX
Performance	8
Top Ten Holdings	9
Sector Breakdown	9
Management’s Discussion of Fund Performance	9
Baron Fifth Avenue Growth Fund
Ticker Symbols:
Retail Shares: BFTHX
Institutional Shares: BFTIX
R6 Shares: BFTUX
Performance	10
Top Ten Holdings	11
Sector Breakdown	11
Management’s Discussion of Fund Performance	11
Baron Discovery Fund
Ticker Symbols:
Retail Shares: BDFFX
Institutional Shares: BDFIX
R6 Shares: BDFUX
Performance	12
Top Ten Holdings	13
Sector Breakdown	13
Management’s Discussion of Fund Performance	13
Baron Durable Advantage Fund
Ticker Symbols:
Retail Shares: BDAFX
Institutional Shares: BDAIX
R6 Shares: BDAUX
Performance	14
Top Ten Holdings	15
Sector Breakdown	15
Management’s Discussion of Fund Performance	15
Financial Statements
Statements of Net Assets	16
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Notes to Financial Statements	36
Financial Highlights	45
Fund Expenses	52
Disclosure Regarding the Approval of the Investment Advisory Agreement for Baron Durable Advantage Fund by the Board of Trustees	54

DEAR BARON FUNDS SHAREHOLDER:

In this report, you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund (the “Funds”) for the six months ended March 31, 2018. The U.S. Securities and Exchange Commission (the “SEC”) requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer May 29, 2018	Linda S. Martinson Chairman, President and Chief Operating Officer May 29, 2018	Peggy Wong Treasurer and Chief Financial Officer May 29, 2018

This Semi-Annual Financial Report is for the Baron Investment Funds Trust, which currently has seven series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund. If you are interested in Baron Select Funds, which contains the Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund and Baron Health Care Fund series, please visit the Funds’ website at www.BaronFunds.com or contact us at 1-800-99BARON.

The Funds’ Proxy Voting Policy is available without charge and can be found on the Funds’ website at www.BaronFunds.com, by clicking on the “Legal Notices” link at the bottom left corner of the homepage or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website and on the SEC’s website.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. A copy of the Funds’ Forms N-Q may also be obtained upon request by calling 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter are also available on the Funds’ website.

Some of the comments contained in this report are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “expect,” “should,” “could,” “believe,” “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of BAMCO, Inc. (“BAMCO” or the “Adviser”) only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call, write or go to www.BaronFunds.com for a prospectus or summary prospectus. Read them carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds, unless accompanied or preceded by the Funds’ current prospectus or summary prospectus.

Baron Asset Fund (Unaudited)	March 31, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL MIDCAP GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2018
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (June 12, 1987)
Baron Asset Fund — Retail Shares[1,2]	7.79%	19.87%	10.63%	13.27%	9.84%	11.50%
Baron Asset Fund — Institutional Shares[1,2,4]	7.95%	20.20%	10.93%	13.58%	10.10%	11.59%
Baron Asset Fund — R6 Shares[1,2,4]	7.93%	20.19%	10.93%	13.58%	10.10%	11.59%
Russell Midcap Growth Index[1]	9.13%	19.74%	9.17%	13.31%	10.61%	10.13%	[3]
S&P 500 Index[1]	5.84%	13.99%	10.78%	13.31%	9.49%	9.73%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell MidcapTM Growth Index measures the performance of medium-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	For the period June 30, 1987 to March 31, 2018.

[4]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2018 (Unaudited)	Baron Asset Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2018

Percent of Net Assets
IDEXX Laboratories, Inc.	6.5%
Gartner, Inc.	5.7%
Vail Resorts, Inc.	4.7%
Mettler-Toledo International, Inc.	4.5%
Verisk Analytics, Inc.	4.2%
The Charles Schwab Corp.	3.6%
Guidewire Software, Inc.	3.2%
ANSYS, Inc.	2.7%
Arch Capital Group Ltd.	2.7%
FactSet Research Systems, Inc.	2.6%
40.4%

SECTOR BREAKDOWN AS OF MARCH 31, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2018, Baron Asset Fund1 increased 7.79%, while the Russell Midcap Growth Index gained 9.13% and the S&P 500 Index gained 5.84%.

Baron Asset Fund invests primarily in medium-sized growth companies for the long term, using a value-oriented purchase discipline. The Fund purchases companies that we believe have sustainable competitive advantages, strong financial characteristics, and exceptional management; and operate in industries with favorable growth characteristics.

During the first four months of the six-month period, U.S. equities continued their record-setting year-long-plus streak of gains. All major indexes notched numerous highs without a pullback of even 3% and market volatility was essentially nonexistent. The bull run ended abruptly in late January. For the last two months of the period, volatility returned as the markets were buffeted by investor concerns that rising inflation could potentially result in faster interest rate hikes, coupled with the threat of a U.S.-China trade war. Meanwhile, the U.S. economy continued to generate slow but steady growth. Inflation leveled off, assuaging investor fears. The unemployment rate stayed low, business and consumer confidence continued to improve, and industrial activity continued to expand. Corporate earnings remained robust, and investors are anticipating continued good news for the upcoming corporate earnings season, boosted in part by corporate tax cuts put into place in December 2017.

The Fund’s investments in the Information Technology, Industrials, and Health Care sectors contributed the most to performance. There were no sectors that detracted from performance in the period.

Veterinary diagnostics leader IDEXX Laboratories, Inc. was the top contributor. Shares rallied throughout much of the period, as competitive trends were strong, highlighted by instrument installed base growth of 20%. Domestic lab growth is more than twice that of competitor VCA, sales productivity is improving, and rapid assays are accelerating. We believe the launch of its SDMA test for kidney disease and fecal antigen testing at the point of care will boost organic revenue and earnings growth over time. Margins are moving significantly higher, and we believe they can approach 30% over the next several years.

The top detractor was Arch Capital Group Ltd. Early in the period, shares of the specialty insurance and reinsurance company fell amid waning expectations for significant rate increases in the reinsurance market and large losses from catastrophic events in the third quarter. Despite growth in book value per share during the most recent quarter, shares continued to decline in the second half of the period, as industry pricing trends remain challenging and competition is increasing. We continue to own the stock due to Arch’s strong management team and underwriting discipline.

We continue to believe that mid-sized growth stocks represent an attractive investment opportunity. The U.S. economy remains among the world’s healthiest, its equity market multiples remain within the range of their long-term historic averages, and interest rates continue to be quite low by historic standards. We believe our diversified portfolio of fast growing, well managed, competitively advantaged businesses will continue to perform well in this environment. There is, of course, no guarantee that this will be the case.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Growth Fund (Unaudited)	March 31, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH FUND (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2018
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (December 31, 1994)
Baron Growth Fund — Retail Shares[1,2]	7.84%	17.91%	8.04%	10.95%	9.76%	13.02%
Baron Growth Fund — Institutional Shares[1,2,3]	7.96%	18.20%	8.31%	11.24%	10.01%	13.13%
Baron Growth Fund — R6 Shares[1,2,3]	7.97%	18.22%	8.32%	11.24%	10.01%	13.13%
Russell 2000 Growth Index[1]	6.99%	18.63%	8.77%	12.90%	10.95%	8.16%
S&P 500 Index[1]	5.84%	13.99%	10.78%	13.31%	9.49%	9.90%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2018 (Unaudited)	Baron Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2018

Percent of Net Assets
Vail Resorts, Inc.	7.7%
CoStar Group, Inc.	5.3%
Arch Capital Group Ltd.	5.0%
MSCI, Inc.	4.5%
Gartner, Inc.	4.4%
FactSet Research Systems, Inc.	4.1%
Choice Hotels International, Inc.	3.9%
IDEXX Laboratories, Inc.	3.9%
ANSYS, Inc.	3.9%
SS&C Technologies Holdings, Inc.	3.6%
46.3%

SECTOR BREAKDOWN AS OF MARCH 31, 2018

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2018, Baron Growth Fund1 gained 7.84%, while the Russell 2000 Growth Index gained 6.99% and the S&P 500 Index gained 5.84%.

Baron Growth Fund invests primarily in small-sized U.S. growth companies for the long term. Through independent research, we utilize an investment approach that we believe allows us to look at a business’s fundamental characteristics and beyond the current market environment. We invest based on the potential profitability of a business at what we believe are attractive valuations.

During the first four months of the six-month period, U.S. equities continued their record-setting year-long-plus streak of gains. All major indexes notched numerous highs without a pullback of even 3% and market volatility was essentially nonexistent. The bull run ended abruptly in late January. For the last two months of the period, volatility returned as the markets were buffeted by investor concerns that rising inflation could potentially result in faster interest rate hikes, coupled with the threat of a U.S.-China trade war. Meanwhile, the U.S. economy continued to generate slow but steady growth. Inflation leveled off, assuaging investor fears. The unemployment rate stayed low, business and consumer confidence continued to improve, and industrial activity continued to expand. Corporate earnings remained robust, and investors are anticipating continued good news for the upcoming corporate earnings season, boosted in part by corporate tax cuts put into place in December 2017.

Consumer Discretionary, Information Technology, and Financials were the top contributing sectors in the period. Holdings in the Real Estate and Consumer Staples sectors detracted.

CoStar Group, Inc. was the top contributor in the period. Shares of this real estate information and marketing services company increased on excellent business trends, including a major increase in fourth quarter sales compared to last year. We are excited about the upsell of Loopnet Premium Searcher customers to the flagship CoStar product, which we believe can contribute an incremental $150 million to $200 million of recurring revenue. We think CoStar has an even larger opportunity to optimize its Premium Lister product, and we expect the recent acquisition of ForRent to be meaningfully accretive.

The top detractor was Arch Capital Group Ltd. Early in the period, shares of the specialty insurance and reinsurance company fell amid waning expectations for significant rate increases in the reinsurance market and large losses from catastrophic events in the third quarter. Despite growth in book value per share during the most recent quarter, shares continued to decline in the second half of the period, as industry pricing trends remain challenging and competition is increasing. We continue to own the stock due to Arch’s strong management team and underwriting discipline.

The Fund continues to invest in a portfolio of businesses that have better financial characteristics than the benchmark index against which it is compared. These businesses have higher operating profit margins, net margins, EBITDA margins, return on invested capital, return on equity, return on assets, and lower standard deviations of earnings growth. While we do not try to predict short-term macro developments or current events, we believe conditions remain favorable for the U.S. economy and equity markets.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Small Cap Fund (Unaudited)	March 31, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON SMALL CAP FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2018
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (September 30, 1997)
Baron Small Cap Fund — Retail Shares[1,2]	8.15%	20.50%	8.83%	11.13%	9.86%	10.08%
Baron Small Cap Fund — Institutional Shares[1,2,3]	8.26%	20.77%	9.11%	11.40%	10.10%	10.20%
Baron Small Cap Fund — R6 Shares[1,2,3]	8.30%	20.77%	9.11%	11.40%	10.10%	10.20%
Russell 2000 Growth Index[1]	6.99%	18.63%	8.77%	12.90%	10.95%	6.23%
S&P 500 Index[1]	5.84%	13.99%	10.78%	13.31%	9.49%	7.12%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2018 (Unaudited)	Baron Small Cap Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2018

Percent of Net Assets
Gartner, Inc.	3.9%
On Assignment, Inc.	3.4%
GTT Communications, Inc.	3.4%
Guidewire Software, Inc.	3.4%
Waste Connections, Inc.	3.3%
IDEXX Laboratories, Inc.	3.2%
TransDigm Group, Inc.	2.9%
Bright Horizons Family Solutions, Inc.	2.8%
SiteOne Landscape Supply, Inc.	2.5%
SBA Communications Corp.	2.4%
31.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2018, Baron Small Cap Fund1 gained 8.15%, while the Russell 2000 Growth Index increased 6.99% and the S&P 500 Index increased 5.84%.

Baron Small Cap Fund invests primarily in small-cap growth companies for the long term. The Fund invests in what we believe are well-run small-cap growth businesses that can be purchased at prices that represent a significant discount to our assessment of future value.

During the first four months of the six-month period, U.S. equities continued their record-setting year-long-plus streak of gains. All major indexes notched numerous highs without a pullback of even 3% and market volatility was essentially nonexistent. The bull run ended abruptly in late January. For the last two months of the period, volatility returned as the markets were buffeted by investor concerns that rising inflation could potentially result in faster interest rate hikes, coupled with the threat of a U.S.-China trade war. Meanwhile, the U.S. economy continued to generate slow but steady growth. Inflation leveled off, assuaging investor fears. The unemployment rate stayed low, business and consumer confidence continued to improve, and industrial activity continued to expand. Corporate earnings remained robust, and investors are anticipating continued good news for the upcoming corporate earnings season, boosted in part by corporate tax cuts put into place in December 2017.

Investments in the Information Technology, Industrials, and Consumer Discretionary sectors were the top contributors to performance. Holdings in Energy and Materials sectors modestly detracted.

GTT Communications, Inc., an enterprise telecommunication services provider, was the top contributor. Shares rose steadily throughout the period, driven by solid financial results and an announcement of a potentially highly accretive $2.3 billion acquisition of a European competitor. We think the deal will meaningfully increase GTT’s scale, allow it to effectively cross-sell to multinational customers, and provide significant cost synergies that could be realized in the next few quarters.

Shares of MACOM Technology Solutions Holdings, Inc., a leading supplier of high performance analog semiconductors, detracted the most in the period due to optical network connector growth rates that repeatedly missed analyst expectations. While we are convinced of MACOM’s market potential, we have eliminated our position in the stock in favor of other higher-conviction ideas.

Baron Small Cap Fund invests primarily in classic growth stocks that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. We also invest in fallen angels, which are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. A third category of investment is special situations, including spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Opportunity Fund (Unaudited)	March 31, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON OPPORTUNITY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 3000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2018
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (February 29, 2000)
Baron Opportunity Fund — Retail Shares[1,2]	15.82%	33.38%	12.39%	12.92%	10.73%	6.44%
Baron Opportunity Fund — Institutional Shares[1,2,3]	15.95%	33.67%	12.68%	13.20%	10.98%	6.58%
Baron Opportunity Fund — R6 Shares[1,2,3]	16.00%	33.72%	12.72%	13.23%	10.99%	6.58%
Russell 3000 Growth Index[1]	9.20%	21.06%	12.57%	15.32%	11.31%	4.12%
S&P 500 Index[1]	5.84%	13.99%	10.78%	13.31%	9.49%	5.75%

*	Not Annualized.

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The Russell 3000® Growth Index measures the performance of those companies classified as growth among the largest 3,000 U.S. companies, and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2018 (Unaudited)	Baron Opportunity Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2018

Percent of Net Assets
Amazon.com, Inc.	6.5%
Guidewire Software, Inc.	5.0%
Microsoft Corporation	4.5%
Alphabet Inc.	4.5%
Gartner, Inc.	4.0%
Apple, Inc.	3.4%
CoStar Group, Inc.	3.4%
Tesla, Inc.	3.0%
Mastercard Incorporated	2.5%
Electronic Arts Inc.	2.3%
39.1%

SECTOR BREAKDOWN AS OF MARCH 31, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2018, Baron Opportunity Fund1 gained 15.82%, while the Russell 3000 Growth Index gained 9.20% and the S&P 500 Index gained 5.84%.

Baron Opportunity Fund invests primarily in U.S. growth companies that we believe are driving or benefiting from innovation, through development of pioneering, transformative, or technologically advanced products and services. The Fund invests in high growth businesses of any market capitalization, selected for their capital appreciation potential.

During the first four months of the six-month period, U.S. equities continued their record-setting year-long-plus streak of gains. All major indexes notched numerous highs without a pullback of even 3% and market volatility was essentially nonexistent. The bull run ended abruptly in late January. For the last two months of the period, volatility returned as the markets were buffeted by investor concerns that rising inflation could potentially result in faster interest rate hikes, coupled with the threat of a U.S.-China trade war. Meanwhile, the U.S. economy continued to generate slow but steady growth. Inflation leveled off, assuaging investor fears. The unemployment rate stayed low, business and consumer confidence continued to improve, and industrial activity continued to expand. Corporate earnings remained robust, and investors are anticipating continued good news for the upcoming corporate earnings season, boosted in part by corporate tax cuts put into place in December 2017.

Investments in the Information Technology, Health Care, and Consumer Discretionary sectors contributed the most during the period. No sectors detracted.

Shares of Amazon.com, Inc. contributed the most to performance in the period. Shares of the retail behemoth and cloud computing services provider appreciated on strong financial results as it continued to invest in video streaming and international expansion. Amazon’s “flywheel effect” of growing participation from Prime members driving further activity on Amazon.com also persisted. Its cloud business is now highly profitable and remains the category leader in market share. We believe the company’s continuing investments in new and potentially large segments such as grocery, auto parts, e-finance, and apparel could create additional growth opportunities.

Electric vehicle manufacturer Tesla, Inc. detracted the most from performance. Shares declined on a series of events, including the Model 3 ramp-up that was slower than market expectations, a government investigation into a fatal Model X accident, a Moody’s downgrade of Tesla’s bond rating, and a recall of more than 100,000 Model S vehicles. Although these occurrences impacted short-term results, we maintain our long-term investment thesis on Tesla based on its potential to disrupt multiple large markets.

We remain focused on finding unique businesses across different segments of the economy that we believe offer long-term secular growth, sustainable competitive advantages, high-quality management teams, and attractive stock prices. We believe that investment returns for stocks are driven by earnings growth, and therefore direct our research towards understanding the drivers of business profit and projecting future profit growth as accurately as we can.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Fifth Avenue Growth Fund (Unaudited)	March 31, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND (RETAIL SHARES) IN RELATION TO THE RUSSELL 1000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2018
	Six Months*	One Year	Three Years	Five Years	Ten Years	Since Inception (April 30, 2004)
Baron Fifth Avenue Growth Fund — Retail Shares[1,2]	13.69%	31.08%	14.42%	17.04%	10.33%	9.01%
Baron Fifth Avenue Growth Fund — Institutional Shares[1,2,3]	13.87%	31.46%	14.73%	17.33%	10.58%	9.19%
Baron Fifth Avenue Growth Fund — R6 Shares[1,2,3]	13.86%	31.44%	14.74%	17.34%	10.58%	9.19%
Russell 1000 Growth Index[1]	9.39%	21.25%	12.90%	15.53%	11.34%	9.65%
S&P 500 Index[1]	5.84%	13.99%	10.78%	13.31%	9.49%	8.68%

*	Not Annualized.

[1]

The indexes are unmanaged. The Russell 1000® Growth Index measures the performance of large-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]

Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.

March 31, 2018 (Unaudited)	Baron Fifth Avenue Growth Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2018

Percent of Net Assets
Amazon.com, Inc.	16.0%
Alibaba Group Holding Limited	7.5%
Alphabet Inc.	5.5%
Mastercard Incorporated	5.1%
Visa, Inc.	4.4%
Facebook, Inc.	4.2%
Booking Holdings, Inc.	4.0%
Naspers Limited	3.7%
Equinix, Inc.	3.6%
Illumina, Inc.	3.2%
57.2%

SECTOR BREAKDOWN AS OF MARCH 31, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2018, Baron Fifth Avenue Growth Fund1 gained 13.69%, while the Russell 1000 Growth Index rose 9.39% and the S&P 500 Index increased 5.84%.

Baron Fifth Avenue Growth Fund focuses on identifying and investing in what we believe are unique companies with sustainable competitive advantages that have the ability to redeploy capital at high rates of return. The portfolio is constructed on a bottom-up basis, with the quality of ideas and conviction level the most important determinants of the size of each investment. We expect our highest conviction businesses to have meaningful weight in the portfolio. Sector weightings are incidental to portfolio construction, and exposure to any sector is a result of stock selection.

During the first four months of the six-month period, U.S. equities continued their record-setting year-long-plus streak of gains. All major indexes notched numerous highs without a pullback of even 3% and market volatility was essentially nonexistent. The bull run ended abruptly in late January. For the last two months of the period, volatility returned as the markets were buffeted by investor concerns that rising inflation could potentially result in faster interest rate hikes, coupled with the threat of a U.S.-China trade war. Meanwhile, the U.S. economy continued to generate slow but steady growth. Inflation leveled off, assuaging investor fears. The unemployment rate stayed low, business and consumer confidence continued to improve, and industrial activity continued to expand. Corporate earnings remained robust, and investors are anticipating continued good news for the upcoming corporate earnings season, boosted in part by corporate tax cuts put into place in December 2017.

Consumer Discretionary, Information Technology, Health Care, and Financials were the top contributing sectors in the period. The Real Estate sector detracted.

The top contributor to performance was Amazon.com, Inc. Shares of the world’s largest retailer and cloud services provider rose on strong financial results as it continued to invest in video streaming and international expansion. Amazon’s “flywheel effect” of growing participation from Prime members driving further activity on Amazon.com also persisted. Its cloud business is now highly profitable and remains the category leader in market share. We believe the company’s continuing investments in new and potentially large segments such as grocery, auto parts, e-finance, and apparel could create additional growth opportunities.

The top detractor was Expedia Group, Inc. Shares of the world’s second largest global travel agency declined in the period following the company’s decision to accelerate investments throughout 2018, including the expansion of properties in Europe, cloud migration, and brand marketing of its vacation rental marketplace. While analysts expect these investments to adversely impact profitability in 2018, we think they could lead to a higher growth rate for Expedia long term. Cloud investments should reduce the company’s capital expenditures and yield higher levels of free cash flow, in our view.

The Fund seeks to manage risk by focusing on business risk (competition, management, regulations), valuation risk (purchase price providing a large enough margin of safety), financial risk (leverage and capital structure), and analysis risk (our assumptions). Our objective is not to predict how markets may perform in a given year. Instead, we aim to create a portfolio of unique companies with different end markets because, in our experience, this is the best way to manage market risk over time.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Discovery Fund (Unaudited)	March 31, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DISCOVERY FUND† (RETAIL SHARES)

IN RELATION TO THE RUSSELL 2000 GROWTH INDEX AND THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2018
	Six Months*	One Year	Three Years	Since Inception (September 30, 2013)
Baron Discovery Fund — Retail Shares[1,2]	1.92%	19.79%	9.06%	14.41%
Baron Discovery Fund — Institutional Shares[1,2]	2.01%	20.09%	9.33%	14.69%
Baron Discovery Fund — R6 Shares[1,2,3]	1.97%	19.96%	9.34%	14.70%
Russell 2000 Growth Index[1]	6.99%	18.63%	8.77%	10.50%
S&P 500 Index[1]	5.84%	13.99%	10.78%	12.87%

*	Not Annualized.

†

The Fund’s historical performance was impacted by gains from IPOs and/or secondary offerings. There is no guarantee that these results can be repeated or that the Fund’s level of participation in IPOs and secondary offerings will be the same in the future.

[1]

The indexes are unmanaged. The Russell 2000® Growth Index measures the performance of small-sized U.S. companies that are classified as growth and the S&P 500 Index of 500 widely held large cap U.S. companies. The indexes and the Fund are with dividends reinvested, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

[3]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.

March 31, 2018 (Unaudited)	Baron Discovery Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2018

Percent of Net Assets
Teladoc, Inc.	4.2%
TPI Composites, Inc.	3.3%
Mercury Systems, Inc.	3.3%
Red Rock Resorts, Inc.	3.2%
Novanta Inc.	3.2%
Myriad Genetics, Inc.	3.1%
Qualys, Inc.	2.9%
Wingstop Inc.	2.8%
Varonis Systems, Inc.	2.6%
Sientra, Inc.	2.5%
31.1%

SECTOR BREAKDOWN AS OF MARCH 31, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2018, Baron Discovery Fund1 increased 1.92%, while the Russell 2000 Growth Index rose 6.99% and the S&P 500 Index gained 5.84%.

Baron Discovery Fund invests primarily in small-sized U.S. companies with significant growth potential and market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger. The Fund invests for the long term at attractive valuations in companies with appropriately capitalized, open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.

During the first four months of the six-month period, U.S. equities continued their record-setting year-long-plus streak of gains. All major indexes notched numerous highs without a pullback of even 3% and market volatility was essentially nonexistent. The bull run ended abruptly in late January. For the last two months of the period, volatility returned as the markets were buffeted by investor concerns that rising inflation could potentially result in faster interest rate hikes, coupled with the threat of a U.S.-China trade war. Meanwhile, the U.S. economy continued to generate slow but steady growth. Inflation leveled off, assuaging investor fears. The unemployment rate stayed low, business and consumer confidence continued to improve, and industrial activity continued to expand. Corporate earnings remained robust, and investors are anticipating continued good news for the upcoming corporate earnings season, boosted in part by corporate tax cuts put into place in December 2017.

The Health Care, Consumer Discretionary, and Industrials sectors contributed the most to performance in the period. Information Technology, Real Estate, and Energy were the top detracting sectors.

The top contributor was Sage Therapeutics, Inc., a company focused on developing novel drugs for central nervous system disorders. Shares increased sharply in early December on news of positive clinical trial results of lead assets in postpartum depression and major depression. Additionally, Sage announced an expansion into disease indications like Parkinson’s and tremor. We expect maturation of the pipeline married to eventual commercial execution to continue to drive share appreciation.

The top detractor was MACOM Technology Solutions Holdings, Inc. Shares of the analog semiconductor producer lost value after the company announced sales growth and guidance that missed investor expectations, largely as a result of lower sales of optical data connection components to Chinese telecommunications customers. While we are convinced of MACOM’s market potential, we have significantly reduced our position in the stock in favor of other higher-conviction ideas.

We think the long-term fundamentals of the companies in our portfolio remain strong. The businesses we own are high quality, innovative and run by excellent management teams. We are optimistic that they will be significantly bigger next year than they are today and that this growth can continue for years. There is, of course, no guarantee that this will be the case.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Durable Advantage Fund	March 31, 2018

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON DURABLE ADVANTAGE FUND (RETAIL SHARES) IN RELATION TO THE S&P 500 INDEX

TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2018
Since Inception* (December 29, 2017)
Baron Durable Advantage Fund — Retail Shares[1,2]	1.30%
Baron Durable Advantage Fund — Institutional Shares[1,2]	1.30%
Baron Durable Advantage Fund — R6 Shares[1,2]	1.30%
S&P 500 Index[1]	(0.76)%

*	Not Annualized.

[1]

The index is unmanaged. The S&P 500 Index measures the performance of 500 widely held large cap U.S. companies. The index and Baron Durable Advantage Fund are with dividends, which positively impact the performance results.

[2]

Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Adviser has reimbursed certain Fund expenses and the Fund’s transfer agency expenses may be reduced by expense offsets from an unaffiliated transfer agent, without which performance would have been lower.

March 31, 2018 (Unaudited)	Baron Durable Advantage Fund

TOP TEN HOLDINGS AS OF MARCH 31, 2018

Percent of Net Assets
S&P Global Inc.	5.0%
Microsoft Corporation	4.9%
Mastercard Incorporated	4.7%
Moody’s Corporation	4.0%
UnitedHealth Group Incorporated	4.0%
Alphabet Inc.	3.9%
Electronic Arts Inc.	3.9%
Apple, Inc.	3.8%
TE Connectivity Ltd.	3.7%
BlackRock Inc.	3.6%
41.5%

SECTOR BREAKDOWN AS OF MARCH 31, 2018†

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Since its launch on December 29, 2017 through March 31, 2018, Baron Durable Advantage Fund1 increased 1.30%, while the S&P 500 Index declined 0.76%.

Baron Durable Advantage Fund invests mainly in large-sized U.S. companies with competitive advantages and market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller. The Fund emphasizes businesses with excess free cash flow that can be returned to shareholders.

After an exceptionally strong start in 2018, volatility returned in late January on concerns that inflation was rising more quickly than investors had expected, potentially resulting in faster interest rate increases. In February and March, markets were buffeted by investor concerns that rising inflation could potentially result in faster interest rate hikes, coupled with the threat of a U.S.-China trade war. Meanwhile, the U.S. economy continued to generate slow but steady growth. Inflation leveled off, assuaging investor fears. The unemployment rate stayed low, business and consumer confidence continued to improve, and industrial activity continued to expand. Corporate earnings remained robust, and investors are anticipating continued good news for the upcoming corporate earnings season, boosted in part by corporate tax cuts put into place in December 2017.

In the period since the Fund’s inception, Information Technology and Financials sectors contributed to performance. Health Care, Consumer Discretionary, and Real Estate were the top detracting sectors.

Mastercard Incorporated, a leading global payment network, was the top contributor in the three months since the Fund’s launch. The stock appreciated after the company reported fourth quarter results that beat Street expectations, with 20% revenue growth and 33% EPS growth. Management raised guidance for the 2016-2018 period, which now calls for 13%-14% revenue growth and mid-20% EPS growth. We believe Mastercard is a prime beneficiary of global consumer spending growth and the secular shift from cash to electronic payments.

Naspers Limited, a South African company that operates pay television, print media, and an internet division, was the top detractor. Most of Naspers’ value is attributed to its large ownership of China-based Tencent. Naspers’ shares fell due to a widening gap between the value of its Tencent investment and the total net asset value of Naspers. This difference resulted from losses posted by late-stage venture investments, which comprise Naspers’ business outside of Tencent. We retain conviction. Naspers plans to sell a part of its Tencent stake to focus on accelerating the venture segment growth.

Our goal is to invest in large-cap companies with strong and durable competitive advantages, proven track records of successful capital allocation, high returns on invested capital, and high free cash flow generation, a significant portion of which is regularly returned to the shareholders in the form of either dividends or share repurchases. We hope to maximize long-term returns without taking significant risks of permanent loss of capital. We are optimistic about the prospects of the companies in which we are invested and will always continue to search for new ideas and opportunities.

†

Industry sector group levels are provided by the Global Industry Classification Standard (“GICS”), developed and exclusively owned by MSCI, Inc. and Standard & Poor’s Financial Services LLC, unless otherwise stated that they have been classified by the Adviser. All GICS data is provided “as is” with no warranties.

[1]	Performance information reflects results of the Retail Shares.

Baron Asset Fund	March 31, 2018

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (98.75%)
Consumer Discretionary (11.89%)
	Automotive Retail (0.35%)
178,446	CarMax, Inc.[1]	$2,023,599	$11,052,945

	Cable & Satellite (0.89%)
536,602	GCI Liberty, Inc., Cl A1	31,215,796	28,364,782

	Hotels, Resorts & Cruise Lines (2.50%)
521,442	Choice Hotels International, Inc.	2,236,519	41,793,576
496,233	Hyatt Hotels Corp., Cl A	13,413,212	37,842,729

		15,649,731	79,636,305

	Internet & Direct Marketing Retail (2.69%)
25,759	Booking Holdings, Inc. (formerly, The Priceline Group, Inc.)[1]	4,113,567	53,588,766
288,627	Expedia Group, Inc. (formerly, Expedia, Inc.)	35,637,276	31,867,307

		39,750,843	85,456,073

	Leisure Facilities (4.70%)
674,538	Vail Resorts, Inc.	13,074,298	149,545,075

	Specialty Stores (0.76%)
248,117	Tiffany & Co.	7,649,601	24,231,106

Total Consumer Discretionary		109,363,868	378,286,286

Energy (0.35%)
	Oil & Gas Exploration & Production (0.35%)
74,931	Concho Resources, Inc.[1]	3,203,300	11,264,377

Financials (15.22%)
	Asset Management & Custody Banks (1.11%)
327,514	T. Rowe Price Group, Inc.	12,239,533	35,361,687

	Financial Exchanges & Data (4.24%)
421,723	FactSet Research Systems, Inc.	22,802,379	84,100,001
233,267	MarketAxess Holdings, Inc.	26,260,604	50,721,576

		49,062,983	134,821,577

	Insurance Brokers (2.17%)
452,421	Willis Towers Watson plc[2]	55,727,850	68,853,952

	Investment Banking & Brokerage (3.65%)
2,222,936	The Charles Schwab Corp.	2,044,368	116,081,718

	Property & Casualty Insurance (2.68%)
995,148	Arch Capital Group Ltd.[1,2]	10,790,583	85,174,717

	Regional Banks (1.37%)
471,421	First Republic Bank	14,958,209	43,658,299

Total Financials		144,823,526	483,951,950

Shares		Cost	Value
Common Stocks (continued)
Health Care (22.79%)
	Biotechnology (0.46%)
90,658	Sage Therapeutics, Inc.[1]	$14,928,672	$14,602,284

	Health Care Equipment (7.97%)
1,087,630	IDEXX Laboratories, Inc.[1]	20,475,673	208,161,506
178,644	Teleflex, Inc.	34,807,367	45,550,647

		55,283,040	253,712,153
	Health Care Supplies (3.59%)
84,360	Align Technology, Inc.[1]	12,821,265	21,185,327
172,418	The Cooper Companies, Inc.	21,771,156	39,450,962
605,404	West Pharmaceutical Services, Inc.	26,455,689	53,451,119

		61,048,110	114,087,408

	Health Care Technology (1.02%)
443,386	Veeva Systems, Inc., Cl A1	25,363,953	32,376,046

	Life Sciences Tools & Services (9.75%)
396,986	Bio-Techne Corporation	39,003,090	59,960,765
322,552	Illumina, Inc.[1]	13,881,723	76,257,744
248,117	Mettler-Toledo International, Inc.[1]	15,366,887	142,674,719
158,000	Waters Corp.[1]	33,296,805	31,386,700

		101,548,505	310,279,928

Total Health Care		258,172,280	725,057,819

Industrials (18.60%)
	Aerospace & Defense (1.03%)
516,082	BWX Technologies, Inc.	25,835,700	32,786,690

	Agricultural & Farm Machinery (1.02%)
521,045	The Toro Co.	32,106,861	32,539,260

	Building Products (1.05%)
526,158	AO Smith Corp.	27,577,969	33,458,387

	Construction Machinery & Heavy Trucks (1.16%)
94,284	WABCO Holdings, Inc.[1]	11,051,159	12,621,799
297,740	Westinghouse Air Brake Technologies Corporation	19,242,845	24,236,036

		30,294,004	36,857,835

	Environmental & Facilities Services (1.05%)
656,408	Rollins, Inc.	20,292,297	33,496,500

	Industrial Conglomerates (2.10%)
238,192	Roper Technologies, Inc.	19,882,431	66,858,113

	Industrial Machinery (2.33%)
426,760	IDEX Corporation	31,129,522	60,817,567
106,058	The Middleby Corp.[1]	5,098,280	13,128,920

		36,227,802	73,946,487

	Research & Consulting Services (8.43%)
198,493	CoStar Group, Inc.[1]	34,240,615	71,989,441
1,093,500	TransUnion[1]	49,973,254	62,088,930
1,290,206	Verisk Analytics, Inc.[1]	33,141,251	134,181,424

		117,355,120	268,259,795

	Trading Companies & Distributors (0.43%)
248,117	Fastenal Co.	4,100,825	13,544,707

Total Industrials		313,673,009	591,747,774

16	See Notes to Financial Statements.

March 31, 2018	Baron Asset Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (continued)
Information Technology (22.97%)
	Application Software (8.30%)
545,856	ANSYS, Inc.[1]	$14,655,945	$85,530,177
1,260,809	Guidewire Software, Inc.[1]	62,448,790	101,911,191
912,076	SS&C Technologies Holdings, Inc.	24,922,839	48,923,757
114,134	The Ultimate Software Group, Inc.[1]	22,104,684	27,814,456

		124,132,258	264,179,581

	Data Processing & Outsourced Services (4.06%)
204,448	FleetCor Technologies, Inc.[1]	7,420,186	41,400,720
396,986	MAXIMUS, Inc.	20,059,608	26,494,846
744,350	Worldpay, Inc., Cl A1	40,579,408	61,215,344

		68,059,202	129,110,910

	Internet Software & Services (4.15%)
645,103	Verisign, Inc.[1]	31,487,808	76,483,412
103,000	Wix.com Ltd.[1,2]	8,022,755	8,193,650
268,831	Zillow Group, Inc., Cl A1	7,601,320	14,516,874
609,374	Zillow Group, Inc., CI C1	15,528,194	32,784,321

		62,640,077	131,978,257

	IT Consulting & Other Services (5.69%)
1,538,323	Gartner, Inc.[1]	33,456,031	180,937,551

	Technology Distributors (0.77%)
347,363	CDW Corp.	21,352,376	24,423,092

Total Information Technology		309,639,944	730,629,391

Real Estate (6.93%)
	Office REITs (0.71%)
59,548	Alexander’s, Inc.[3]	2,651,712	22,701,484

	Real Estate Services (1.85%)
1,242,323	CBRE Group, Inc., Cl A1	14,135,448	58,662,492

	Specialized REITs (4.37%)
136,416	Equinix, Inc.	9,206,871	57,040,986
479,856	SBA Communications Corp.[1]	12,929,867	82,016,988

		22,136,738	139,057,974

Total Real Estate		38,923,898	220,421,950

Total Common Stocks		1,177,799,825	3,141,359,547

Private Partnerships (0.01%)
Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,056,223	Windy City Investments Holdings, L.L.C.[1,3,4,6]	0	183,461

Principal Amount		Cost	Value
Short Term Investments (1.75%)
$55,557,549	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity - $55,559,277; (Fully collateralized by $57,800,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value - $56,669,894)[5]	$55,557,549	$55,557,549

Total Investments (100.51%)		$1,233,357,374	3,197,100,557

Liabilities Less Cash and Other Assets (-0.51%)			(16,188,458)

Net Assets			$3,180,912,099

Retail Shares (Equivalent to $71.30 per share based on 28,651,476 shares outstanding)			$2,042,961,384

Institutional Shares (Equivalent to $73.78 per share based on 14,575,438 shares outstanding)			$1,075,322,739

R6 Shares (Equivalent to $73.76 per share based on 849,022 shares outstanding)			$62,627,976

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]

At March 31, 2018, the market value of restricted and fair valued securities amounted to $183,461 or 0.01% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.

[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	17

Baron Growth Fund	March 31, 2018

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (99.47%)
Consumer Discretionary (26.13%)
	Apparel, Accessories & Luxury Goods (0.75%)
2,800,000	Under Armour, Inc., Cl A1	$10,979,196	$45,780,000

	Automotive Retail (0.14%)
275,000	Camping World Holdings, Inc., Cl A	7,734,179	8,868,750

	Casinos & Gaming (4.98%)
725,000	Boyd Gaming Corp.	18,479,841	23,098,500
4,155,000	Penn National Gaming, Inc.[1]	36,915,622	109,110,300
2,725,000	Pinnacle Entertainment, Inc[1]	31,437,493	82,158,750
3,131,887	Red Rock Resorts, Inc., Cl A	66,868,262	91,701,651

		153,701,218	306,069,201

	Education Services (2.83%)
1,740,000	Bright Horizons Family Solutions, Inc.[1]	55,826,128	173,512,800

	General Merchandise Stores (0.29%)
291,228	Ollie’s Bargain Outlet Holdings, Inc.[1]	13,369,556	17,561,048

	Hotels, Resorts & Cruise Lines (7.39%)
3,005,000	Choice Hotels International, Inc.[4]	72,968,157	240,850,750
1,600,000	Marriott Vacations Worldwide Corp.[4]	87,504,362	213,120,000

		160,472,519	453,970,750

	Leisure Facilities (7.67%)
2,125,000	Vail Resorts, Inc.[4]	69,141,780	471,112,500

	Movies & Entertainment (1.69%)
5,390,000	Manchester United plc, Cl A2	76,229,602	103,488,000

	Specialty Stores (0.39%)
680,000	Dick’s Sporting Goods, Inc.	10,298,307	23,834,000

Total Consumer Discretionary		557,752,485	1,604,197,049

Consumer Staples (1.26%)
	Food Distributors (0.51%)
1,050,000	Performance Food Group Co.[1]	19,950,000	31,342,500

	Household Products (0.75%)
915,000	Church & Dwight Co., Inc.	8,270,271	46,079,400

Total Consumer Staples		28,220,271	77,421,900

Financials (25.37%)
	Asset Management & Custody Banks (4.42%)
2,400,000	The Carlyle Group	52,323,847	51,240,000
2,000,000	Cohen & Steers, Inc.	49,208,575	81,320,000
2,325,000	Financial Engines, Inc.	65,655,572	81,375,000
1,450,000	Oaktree Capital Group, LLC	65,375,827	57,420,000

		232,563,821	271,355,000

	Financial Exchanges & Data (10.42%)
1,265,000	FactSet Research Systems, Inc.	63,310,566	252,266,300
1,160,000	Morningstar, Inc.	28,059,101	110,803,200
1,850,000	MSCI, Inc.	35,414,266	276,519,500

		126,783,933	639,589,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)

	Investment Banking & Brokerage (0.88%)
333,871	Houlihan Lokey, Inc.	$14,251,740	$14,890,647
775,000	Moelis & Co., Cl A	22,607,787	39,408,750

		36,859,527	54,299,397

	Life & Health Insurance (3.08%)
1,955,000	Primerica, Inc.	42,056,482	188,853,000

	Property & Casualty Insurance (5.81%)
3,580,000	Arch Capital Group Ltd.[1,2]	34,390,470	306,412,200
978,449	Kinsale Capital Group, Inc.	32,761,205	50,223,787

		67,151,675	356,635,987

	Thrifts & Mortgage Finance (0.76%)
525,000	Essent Group, Ltd.[1,2]	14,507,433	22,344,000
75,000	LendingTree, Inc.[1]	25,158,116	24,611,250

		39,665,549	46,955,250

Total Financials		545,080,987	1,557,687,634

Health Care (9.11%)
	Biotechnology (0.14%)
432,100	Denali Therapeutics, Inc.[1]	7,969,316	8,508,049

	Health Care Equipment (3.90%)
1,250,000	IDEXX Laboratories, Inc.[1]	18,773,013	239,237,500

	Health Care Supplies (1.58%)
486,717	Neogen Corp.[1]	8,075,672	32,605,172
730,000	West Pharmaceutical Services, Inc.	25,176,246	64,451,700

		33,251,918	97,056,872

	Life Sciences Tools & Services (3.49%)
850,000	Bio-Techne Corporation	44,923,357	128,384,000
150,000	Mettler-Toledo International, Inc.[1]	6,877,056	86,254,500

		51,800,413	214,638,500

Total Health Care		111,794,660	559,440,921

Industrials (8.59%)
	Building Products (1.97%)
545,000	Masonite International Corp.[1,2]	28,653,780	33,435,750
805,000	Trex Company, Inc.[1]	29,366,292	87,559,850

		58,020,072	120,995,600

	Industrial Machinery (0.61%)
300,000	The Middleby Corp.[1]	8,213,423	37,137,000

	Research & Consulting Services (5.32%)
900,000	CoStar Group, Inc.[1]	38,477,663	326,412,000

	Trading Companies & Distributors (0.69%)
1,000,000	Air Lease Corp.	23,203,508	42,620,000

Total Industrials		127,914,666	527,164,600

18	See Notes to Financial Statements.

March 31, 2018	Baron Growth Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (continued)
Information Technology (20.06%)
	Application Software (10.42%)
725,000	Altair Engineering, Inc., Cl A1	$11,330,019	$22,736,000
1,510,000	ANSYS, Inc.[1]	35,616,625	236,601,900
51,769	Ellie Mae, Inc.[1]	4,418,738	4,759,642
1,190,000	Guidewire Software, Inc.[1]	38,711,926	96,187,700
1,000,000	Pegasystems, Inc.	13,997,009	60,650,000
4,075,000	SS&C Technologies Holdings, Inc.	32,463,660	218,583,000

		136,537,977	639,518,242

	Data Processing & Outsourced Services (1.90%)
1,750,000	MAXIMUS, Inc.	32,444,249	116,795,000

	Electronic Components (0.95%)
280,000	Littelfuse, Inc.	31,472,950	58,290,400

	Internet Software & Services (2.42%)
729,081	2U, Inc.[1]	37,380,861	61,264,676
2,200,000	Benefitfocus, Inc.[1,4]	83,233,571	53,680,000
425,000	Wix.com Ltd.[1,2]	27,515,281	33,808,750

		148,129,713	148,753,426

	IT Consulting & Other Services (4.37%)
2,280,000	Gartner, Inc.[1]	34,780,984	268,173,600

Total Information Technology		383,365,873	1,231,530,668

Real Estate (7.58%)
	Diversified REITs (0.25%)
460,135	American Assets Trust, Inc.	8,503,418	15,373,110

	Office REITs (2.86%)
100,000	Alexander’s, Inc.[5]	14,819,054	38,123,000
3,750,000	Douglas Emmett, Inc.	48,432,016	137,850,000

		63,251,070	175,973,000

	Specialized REITs (4.47%)
750,000	Alexandria Real Estate Equities, Inc.[5]	27,037,562	93,667,500
5,400,000	Gaming & Leisure Properties, Inc.	119,143,510	180,738,000

		146,181,072	274,405,500

Total Real Estate		217,935,560	465,751,610

Telecommunication Services (1.37%)
	Alternative Carriers (1.37%)
7,493,437	Iridium Communications, Inc.[1,4]	45,709,971	84,301,166

Total Common Stocks		2,017,774,473	6,107,495,548

Preferred Stocks (0.26%)
Telecommunication Services (0.26%)
	Alternative Carriers (0.26%)
41,074	Iridium Communications, Inc., Series B, 6.75%[4,6]	10,268,500	15,870,172

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C.[1,3,5,7]	$0	$61,755

Principal Amount
Short Term Investments (0.19%)
$11,487,931	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity - $11,488,288; (Fully collateralized by $6,975,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value - $6,838,625, $4,905,000 U.S. Treasury Note, 1.625% due 5/15/2026; Market value - $4,529,576, $355,000 U.S. Treasury Note, 2.00% due 11/15/2026; Market value - $336,577 and $15,000 U.S. Treasury Note, 2.25% due 2/15/2027; Market value - $14,414)[6]	11,487,931	11,487,931

Total Investments (99.92%)		$2,039,530,904	6,134,915,406

Cash and Other Assets Less Liabilities (0.08%)			4,610,844

Net Assets			$6,139,526,250

Retail Shares (Equivalent to $69.30 per share based on 37,275,910 shares outstanding)			$2,583,200,939

Institutional Shares (Equivalent to $71.27 per share based on 48,709,541 shares outstanding)			$3,471,697,150

R6 Shares (Equivalent to $71.28 per share based on 1,187,223 shares outstanding)			$84,628,161

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2018, the market value of restricted and fair valued securities amounted to $61,755 or 0.00% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.
[4]	See Note 10 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 7 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	19

Baron Small Cap Fund	March 31, 2018

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (99.18%)
Consumer Discretionary (20.56%)
	Advertising (0.62%)
1,350,000	Emerald Expositions Events, Inc.	$24,418,816	$26,298,000

	Automotive Retail (1.53%)
2,000,000	Camping World Holdings, Inc., Cl A	53,362,253	64,500,000

	Cable & Satellite (2.28%)
100,000	Liberty Broadband Corporation, Cl A1	404,823	8,480,000
300,000	Liberty Broadband Corporation, Cl C1	1,184,602	25,707,000
1,100,000	Liberty Media Corp.-Liberty SiriusXM, Cl C1	2,399,373	44,935,000
750,000	MSG Networks, Inc., Cl A1	5,189,393	16,950,000

		9,178,191	96,072,000

	Casinos & Gaming (1.66%)
2,400,000	Red Rock Resorts, Inc., Cl A	50,060,152	70,272,000

	Education Services (2.84%)
1,200,000	Bright Horizons Family Solutions, Inc.[1]	38,209,323	119,664,000

	Home Improvement Retail (1.23%)
1,000,000	Floor & Decor Holdings, Inc., Cl A1	38,243,751	52,120,000

	Homebuilding (1.14%)
800,000	Installed Building Products, Inc.[1]	53,351,748	48,040,000

	Internet & Direct Marketing Retail (2.39%)
500,000	Liberty Expedia Holdings, Inc., Cl A1	20,957,758	19,640,000
1,000,000	Shutterfly, Inc.[1]	52,116,853	81,250,000

		73,074,611	100,890,000

	Leisure Facilities (0.54%)
600,000	Planet Fitness, Inc., Cl A1	20,791,217	22,662,000

	Movies & Entertainment (1.86%)
750,000	Liberty Media Corporation-Liberty Formula One, Cl C1	10,168,679	23,137,500
225,000	The Madison Square Garden Company, Cl A1	11,968,716	55,305,000

		22,137,395	78,442,500

	Restaurants (2.51%)
500,000	BJ’s Restaurants, Inc.	16,384,828	22,450,000
925,000	The Cheesecake Factory, Inc.	28,124,763	44,603,500
825,000	Wingstop Inc.	18,220,847	38,964,750

		62,730,438	106,018,250

	Specialty Stores (1.96%)
2,500,000	Hudson Ltd., Cl A1,2	46,275,677	39,775,000
2,750,000	Party City Holdco, Inc.[1]	39,333,223	42,900,000

		85,608,900	82,675,000

Total Consumer Discretionary		531,166,795	867,653,750

Energy (0.35%)
	Oil & Gas Storage & Transportation (0.35%)
800,000	PBF Logistics LP	20,465,744	14,760,000

Shares		Cost	Value
Common Stocks (continued)
Financials (3.01%)
	Asset Management & Custody Banks (1.04%)
1,250,000	Financial Engines, Inc.	$23,245,087	$43,750,000

	Financial Exchanges & Data (0.54%)
200,000	Cboe Global Markets, Inc.	15,498,427	22,820,000

	Investment Banking & Brokerage (1.43%)
500,000	Houlihan Lokey, Inc.	23,287,970	22,300,000
750,000	Moelis & Co., Cl A	18,642,401	38,137,500

		41,930,371	60,437,500

Total Financials		80,673,885	127,007,500

Health Care (14.93%)
	Biotechnology (0.62%)
1,500,000	Abcam plc (United Kingdom)[2,5]	14,075,553	26,051,274

	Health Care Equipment (5.06%)
515,000	Cantel Medical Corp.	21,972,255	57,376,150
300,000	DexCom, Inc.[1]	3,984,388	22,248,000
700,000	IDEXX Laboratories, Inc.[1]	10,902,176	133,973,000

		36,858,819	213,597,150

	Health Care Technology (1.62%)
1,700,000	Teladoc, Inc.[1]	55,389,435	68,510,000

	Life Sciences Tools & Services (5.98%)
775,000	ICON plc (Ireland)[1,2]	22,033,569	91,558,500
125,000	Mettler-Toledo International, Inc.[1]	6,422,275	71,878,750
900,000	PRA Health Sciences, Inc.[1]	16,553,917	74,664,000
400,000	Syneos Health, Inc. (formerly, INC Research Holdings, Inc., Cl A)[1]	7,400,000	14,200,000

		52,409,761	252,301,250

	Managed Health Care (1.65%)
1,150,000	HealthEquity, Inc. [1]	19,890,974	69,621,000

Total Health Care		178,624,542	630,080,674

Industrials (21.74%)
	Aerospace & Defense (4.00%)
950,000	Mercury Systems, Inc.[1]	24,387,724	45,904,000
400,000	TransDigm Group, Inc.[1]	1	122,776,000

		24,387,725	168,680,000

	Construction & Machinery & Heavy Trucks (0.61%)
1,250,000	REV Group, Inc.	29,783,632	25,950,000

	Electrical Components & Equipment (0.99%)
300,000	Acuity Brands, Inc.	14,549,708	41,757,000

	Environmental & Facilities Services (3.31%)
1,950,000	Waste Connections, Inc.[2]	85,150,000	139,893,000

	Human Resource & Employment Services (3.40%)
1,750,000	On Assignment, Inc.[1]	42,349,074	143,290,000

20	See Notes to Financial Statements.

March 31, 2018	Baron Small Cap Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Industrial Conglomerates (0.21%)
250,000	Raven Industries, Inc.	$8,474,400	$8,762,500

	Industrial Machinery (3.96%)
750,000	John Bean Technologies Corp.	65,764,804	85,050,000
250,000	Nordson Corp.	6,938,012	34,085,000
300,000	RBC Bearings, Incorporated[1]	19,150,207	37,260,000
200,000	Sun Hydraulics Corp.	10,569,652	10,712,000

		102,422,675	167,107,000

	Trading Companies & Distributors (5.26%)
750,000	Beacon Roofing Supply, Inc.[1]	35,982,302	39,802,500
1,375,000	SiteOne Landscape Supply, Inc.[1]	41,419,060	105,930,000
2,750,000	Univar, Inc.[1]	63,423,166	76,312,500

		140,824,528	222,045,000

Total Industrials		447,941,742	917,484,500

Information Technology (29.94%)
	Application Software (9.77%)
1,175,771	Altair Engineering, Inc., Cl A1	19,467,616	36,872,179
850,000	Aspen Technology, Inc.[1]	31,990,281	67,056,500
6,000,000	Cision Ltd.[1,2,3]	64,996,212	69,420,000
1,750,000	Guidewire Software, Inc.[1]	56,545,754	141,452,500
400,000	The Ultimate Software Group, Inc.[1]	15,338,293	97,480,000

		188,338,156	412,281,179

	Data Processing & Outsourced Services (3.11%)
300,000	FleetCor Technologies, Inc.[1]	6,900,000	60,750,000
450,000	WEX, Inc.[1]	18,982,530	70,479,000

		25,882,530	131,229,000

	Electronic Equipment & Instruments (2.28%)
1,850,000	Cognex Corp.	14,811,234	96,181,500

	Internet Software & Services (8.80%)
1,200,000	2U, Inc.[1]	57,459,648	100,836,000
2,500,000	GTT Communications, Inc.[1,4]	77,310,807	141,750,000
850,000	The Trade Desk, Inc., Cl A1	36,663,779	42,177,000
900,000	Wix.com Ltd.[1,2]	53,498,831	71,595,000
1,200,000	Yext, Inc.[1]	15,612,217	15,180,000

		240,545,282	371,538,000

	IT Consulting & Other Services (4.84%)
1,750,000	Acxiom Corporation[1]	38,965,470	39,742,500
1,400,000	Gartner, Inc.[1]	23,400,287	164,668,000

		62,365,757	204,410,500

	Systems Software (1.14%)
660,000	Qualys, Inc.[1]	24,304,793	48,015,000

Total Information Technology		556,247,752	1,263,655,179

Materials (4.55%)
	Commodity Chemicals (0.83%)
1,000,000	Orion Engineered Carbons SA2	28,618,002	27,100,000
350,000	Westlake Chemical Partners LP	8,402,456	7,822,500

		37,020,458	34,922,500

Shares		Cost	Value
Common Stocks (continued)
Materials (continued)

	Construction Materials (1.82%)
2,535,000	Summit Materials, Inc., Cl A1	$52,667,129	$76,759,800

	Metal & Glass Containers (1.04%)
800,000	Berry Global Group, Inc.[1]	12,652,147	43,848,000

	Specialty Chemicals (0.86%)
1,250,000	GCP Applied Technologies, Inc.[1]	36,267,963	36,312,500

Total Materials		138,607,697	191,842,800

Real Estate (4.10%)
	Industrial REITs (0.57%)
1,250,000	Americold Realty Trust	21,186,147	23,850,000

	Office REITs (0.23%)
100,000	SL Green Realty Corp.	2,127,325	9,683,000

	Specialized REITs (3.30%)
1,100,000	Gaming and Leisure Properties, Inc.	18,408,255	36,817,000
600,000	SBA Communications Corp.[1]	2,417,520	102,552,000

		20,825,775	139,369,000

Total Real Estate		44,139,247	172,902,000

Total Common Stocks		1,997,867,404	4,185,386,403

Principal Amount
Short Term Investments (0.77%)
Repurchase Agreement (0.77%)
$32,691,671	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity - $32,692,688; (Fully collateralized by $34,015,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value - $33,349,939)[5]	32,691,671	32,691,671

Total Investments (99.95%)		$2,030,559,075	4,218,078,074

Cash and Other Assets Less Liabilities (0.05%)			1,994,601

Net Assets			$4,220,072,675

Retail Shares (Equivalent to $29.14 per share based on 57,797,655 shares outstanding)			$1,683,950,196

Institutional Shares (Equivalent to $30.19 per share based on 79,691,502 shares outstanding)			$2,406,238,930

R6 Shares (Equivalent to $30.19 per share based on 4,302,638 shares outstanding)			$129,883,549

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	See Note 10 regarding “Affiliated” companies.
[5]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	21

Baron Opportunity Fund	March 31, 2018

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (94.16%)
Consumer Discretionary (15.81%)
	Automobile Manufacturers (3.01%)
37,500	Tesla, Inc.[1]	$7,594,190	$9,979,875

	Internet & Direct Marketing Retail (11.51%)
14,975	Amazon.com, Inc.[1]	4,786,248	21,673,916
2,385	Booking Holdings, Inc. (formerly, The Priceline Group, Inc)[1]	377,932	4,961,730
51,300	Expedia Group, Inc. (formerly, Expedia, Inc)	5,798,197	5,664,033
20,025	Netflix, Inc.[1]	696,675	5,914,384

		11,659,052	38,214,063

	Movies & Entertainment (1.29%)
224,014	Manchester United plc, Cl A2	3,569,854	4,301,069

Total Consumer Discretionary		22,823,096	52,495,007

Energy (0.89%)
	Oil & Gas Exploration & Production (0.89%)
19,715	Concho Resources, Inc.[1]	1,885,419	2,963,756

Financials (3.10%)
	Financial Exchanges & Data (1.25%)
19,100	MarketAxess Holdings, Inc.	2,563,764	4,153,104

	Investment Banking & Brokerage (1.85%)
117,900	The Charles Schwab Corp.	3,738,669	6,156,738

Total Financials		6,302,433	10,309,842

Health Care (10.86%)
	Biotechnology (7.13%)
51,300	Acceleron Pharma, Inc.[1]	1,686,786	2,005,830
109,400	Adamas Pharmaceuticals, Inc.[1]	3,576,375	2,614,660
74,802	argenx SE, ADR[1,2]	2,094,702	6,017,073
6,400	Biogen, Inc.[1]	1,840,396	1,752,448
155,955	Gemphire Therapeutics, Inc.[1]	1,733,870	1,015,267
36,300	Sage Therapeutics, Inc.[1]	1,090,871	5,846,841
27,000	Vertex Pharmaceuticals, Inc.[1]	4,270,363	4,400,460

		16,293,363	23,652,579
	Health Care Equipment (2.45%)
29,500	Edwards Lifesciences Corp.[1]	2,603,315	4,115,840
9,735	Intuitive Surgical, Inc.[1]	2,213,294	4,018,900

		4,816,609	8,134,740

	Life Sciences Tools & Services (1.28%)
18,015	Illumina, Inc.[1]	1,483,059	4,259,106

Total Health Care		22,593,031	36,046,425

Industrials (4.24%)
	Research & Consulting Services (4.24%)
31,033	CoStar Group, Inc.[1]	655,544	11,255,048
27,090	Verisk Analytics, Inc.[1]	1,263,025	2,817,360

Total Industrials		1,918,569	14,072,408

Shares		Cost	Value
Common Stocks (continued)
Information Technology (56.82%)
	Application Software (11.48%)
22,800	Adobe Systems, Inc.[1]	$4,005,890	$4,926,624
8,475	ANSYS, Inc.[1]	167,731	1,327,948
205,000	Guidewire Software, Inc.[1]	6,303,699	16,570,150
27,580	salesforce.com, Inc.[1]	1,599,447	3,207,554
131,000	Snap, Inc., Cl A1	2,350,126	2,078,970
34,000	Splunk, Inc.[1]	1,874,977	3,345,260
124,000	SS&C Technologies Holdings, Inc.	4,176,329	6,651,360

		20,478,199	38,107,866

	Data Processing & Outsourced Services (5.27%)
48,000	MasterCard Incorporated, Cl A	4,658,397	8,407,680
94,000	Pagseguro Digital Ltd., Cl A1,2	3,027,125	3,602,080
46,000	Visa, Inc., Cl A	3,311,499	5,502,520

		10,997,021	17,512,280

	Home Entertainment Software (2.32%)
63,500	Electronic Arts, Inc.[1]	6,769,686	7,698,740

	Internet Software & Services (19.05%)
38,160	2U, Inc.[1]	1,725,014	3,206,585
35,000	Alibaba Group Holding Ltd., ADR[1,2]	2,433,089	6,423,900
14,450	Alphabet, Inc., Cl C1	10,418,142	14,909,365
151,714	Benefitfocus, Inc.[1]	4,535,841	3,701,822
99,003	Dropbox, Inc., Cl A1	2,079,063	3,093,844
29,650	Facebook, Inc., Cl A1	1,984,602	4,737,773
15,100	Stamps.com, Inc.[1]	2,975,685	3,035,855
137,300	Tencent Holdings Ltd. (Hong Kong)[2,3]	4,134,155	7,370,200
55,500	The Trade Desk, Inc., Cl A1	1,391,986	2,753,910
86,643	Wix.com Ltd.[1,2]	4,938,503	6,892,451
256,200	Yext, Inc.[1]	3,406,106	3,240,930
72,250	Zillow Group, Inc., Cl C1	1,612,974	3,887,050

		41,635,160	63,253,685

	IT Consulting & Other Services (5.52%)
225,896	Acxiom Corporation[1]	4,746,322	5,130,098
112,187	Gartner, Inc.[1]	2,746,078	13,195,435

		7,492,400	18,325,533

	Semiconductors (0.90%)
41,200	Mellanox Technologies Ltd.[1,2]	1,575,442	3,001,420

	Systems Software (8.85%)
163,500	Microsoft Corp.	14,495,664	14,922,645
28,800	Proofpoint, Inc.[1]	2,314,362	3,273,120
39,300	ServiceNow, Inc.[1]	2,189,108	6,502,185
50,500	Varonis Systems, Inc.[1]	1,398,382	3,055,250
57,494	Zscaler, Inc.[1]	919,904	1,613,857

		21,317,420	29,367,057

	Technology Hardware, Storage & Peripherals (3.43%)
67,900	Apple, Inc.	11,960,249	11,392,262

Total Information Technology		122,225,577	188,658,843

Real Estate (2.44%)
	Specialized REITs (2.44%)
12,225	Equinix, Inc.	1,214,629	5,111,762
17,600	SBA Communications Corp.[1]	275,789	3,008,192

Total Real Estate		1,490,418	8,119,954

Total Common Stocks		179,238,543	312,666,235

22	See Notes to Financial Statements.

March 31, 2018	Baron Opportunity Fund

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2018

Principal Amount		Cost	Value
Short Term Investments (6.89%)
$22,863,828	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity - $22,864,539; (Fully collateralized by $23,790,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value - $23,324,858)[3]	$22,863,828	$22,863,828

Total Investments (101.05%)		$202,102,371	335,530,063

Liabilities Less Cash and Other Assets (-1.05%)			(3,492,984)

Net Assets			$332,037,079

Retail Shares (Equivalent to $18.56 per share based on 14,275,443 shares outstanding)			$264,899,458

Institutional Shares (Equivalent to $19.22 per share based on 2,886,424 shares outstanding)			$55,482,836

R6 Shares (Equivalent to $19.24 per share based on 605,816 shares outstanding)			$11,654,785

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Financial Statements.	23

Baron Fifth Avenue Growth Fund	March 31, 2018

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (97.22%)
Consumer Discretionary (28.00%)
	Automobile Manufacturers (1.01%)
8,667	Tesla, Inc.[1]	$2,405,667	$2,306,549

	Cable & Satellite (3.70%)
34,250	Naspers Limited, Cl N (South Africa)[2,3]	6,065,452	8,381,416

	Internet & Direct Marketing Retail (23.29%)
25,020	Amazon.com, Inc.[1]	6,139,601	36,212,447
4,337	Booking Holdings, Inc. (formerly, The Priceline Group, Inc.)[1]	2,941,040	9,022,651
91,960	Ctrip.com International Ltd., ADR[1,2]	2,980,457	4,287,175
29,321	Expedia Group, Inc. (formerly, Expedia, Inc.)	3,507,773	3,237,332

		15,568,871	52,759,605

Total Consumer Discretionary		24,039,990	63,447,570

Financials (8.89%)
	Consumer Finance (1.09%)
73,372	Synchrony Financial	2,428,377	2,460,163

	Financial Exchanges & Data (4.79%)
42,604	CME Group, Inc.	3,246,759	6,890,771
20,800	S&P Global, Inc.	3,871,236	3,974,048

		7,117,995	10,864,819

	Investment Banking & Brokerage (3.01%)
130,622	The Charles Schwab Corp.	4,390,826	6,821,081

Total Financials		13,937,198	20,146,063

Health Care (11.31%)
	Biotechnology (4.07%)
8,523	Biogen, Inc.[1]	2,345,335	2,333,768
14,760	Sage Therapeutics, Inc.[1]	2,402,851	2,377,393
27,629	Vertex Pharmaceuticals, Inc.[1]	4,235,835	4,502,974

		8,984,021	9,214,135

	Health Care Equipment (2.61%)
14,317	Intuitive Surgical, Inc.[1]	3,150,809	5,910,487

	Health Care Technology (1.39%)
43,280	Veeva Systems, Inc., Cl A1	2,709,966	3,160,306

	Life Sciences Tools & Services (3.24%)
31,026	Illumina, Inc.[1]	1,371,068	7,335,167

Total Health Care		16,215,864	25,620,095

Information Technology (45.01%)
	Application Software (0.34%)
48,528	Snap, Inc., Cl A1	835,904	770,139

	Data Processing & Outsourced Services (12.80%)
65,205	MasterCard Incorporated, Cl A	3,418,561	11,421,308
77,868	Pagseguro Digital Ltd., Cl A1,2	1,911,317	2,983,902
83,299	Visa, Inc., Cl A	2,537,808	9,964,226
56,189	Worldpay, Inc., Cl A1	3,963,461	4,620,983

		11,831,147	28,990,419

	Home Entertainment Software (2.91%)
97,628	Activision Blizzard, Inc.	6,643,996	6,585,985

	Internet Software & Services (18.90%)
92,830	Alibaba Group Holding Limited., ADR[1,2]	7,959,441	17,038,018
1,948	Alphabet, Inc., Cl A1	280,365	2,020,349
10,046	Alphabet, Inc., Cl C1	4,142,964	10,365,362
68,172	Dropbox, Inc., Cl A1	1,431,612	2,130,375
59,626	Facebook, Inc., Cl A1	1,466,037	9,527,639
21,969	Wix.com Ltd.[1,2]	1,575,024	1,747,634

		16,855,443	42,829,377

Shares		Cost	Value
Common Stocks (continued)

Information Technology (continued)

	IT Consulting & Other Services (2.09%)
41,329	EPAM Systems, Inc.[1]	$3,337,178	$4,732,997

	Semiconductor Equipment (2.74%)
31,264	ASML Holding N.V.[2]	2,488,410	6,207,780

	Systems Software (2.51%)
38,097	Red Hat, Inc.[1]	1,910,187	5,695,883

	Technology Hardware, Storage & Peripherals (2.72%)
36,662	Apple, Inc.	869,665	6,151,150

Total Information Technology		44,771,930	101,963,730

Materials (0.40%)
	Fertilizers & Agricultural Chemicals (0.40%)
7,792	Monsanto Co.	545,121	909,248

Real Estate (3.61%)
	Specialized REITs (3.61%)
19,555	Equinix, Inc.	3,178,515	8,176,728

Total Common Stocks		102,688,618	220,263,434

Principal Amount
Short Term Investments (2.79%)

$6,313,453	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity - $6,313,650; (Fully collateralized by $6,570,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value - $6,441,543)[3]	6,313,453	6,313,453

Total Investments (100.01%)		$109,002,071	226,576,887

Liabilities Less Cash and Other Assets (-0.01%)			(25,996)

Net Assets			$226,550,891

Retail Shares (Equivalent to $27.33 per share based on 4,012,524 shares outstanding)			$109,681,507

Institutional Shares (Equivalent to $27.83 per share based on 3,524,620 shares outstanding)			$98,078,022

R6 Shares (Equivalent to $27.84 per share based on 675,073 shares outstanding)			$18,791,362

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

24	See Notes to Financial Statements.

March 31, 2018	Baron Discovery Fund

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (97.29%)
Consumer Discretionary (16.03%)
	Cable & Satellite (2.21%)
94,500	GCI Liberty, Inc., Cl A1	$4,998,118	$4,995,270

	Casinos & Gaming (3.24%)
250,000	Red Rock Resorts, Inc., Cl A	5,703,194	7,320,000

	Internet & Direct Marketing Retail (1.22%)
70,000	Liberty Expedia Holdings, Inc., Cl A1	3,080,518	2,749,600

	Movies & Entertainment (2.14%)
165,000	Liberty Media Corporation-Liberty Formula One, Cl A1	5,061,231	4,832,850

	Restaurants (2.83%)
135,000	Wingstop Inc.	3,465,734	6,376,050

	Specialty Stores (4.39%)
285,000	Hudson Ltd., Cl A1,2	5,168,612	4,534,350
345,000	Party City Holdco, Inc.[1]	4,594,539	5,382,000

		9,763,151	9,916,350

Total Consumer Discretionary		32,071,946	36,190,120

Consumer Staples (0.23%)
	Packaged Foods & Meats (0.23%)
750,000	Barfresh Food Group, Inc.[1]	417,200	517,500

Energy (0.66%)

	Oil & Gas Storage & Transportation (0.66%)
32,234	Noble Midstream Partners LP	1,560,267	1,503,071

Financials (1.75%)

	Property & Casualty Insurance (1.75%)
77,000	Kinsale Capital Group, Inc.	1,865,852	3,952,410

Health Care (28.13%)

	Biotechnology (10.96%)
103,200	Adamas Pharmaceuticals, Inc.[1]	1,700,198	2,466,480
45,000	Emergent BioSolutions, Inc.[1]	2,110,666	2,369,250
24,900	Esperion Therapeutics, Inc.[1]	1,646,229	1,801,017
176,300	Flexion Therapeutics, Inc.[1]	3,161,421	3,950,883
29,058	Foundation Medicine, Inc.[1]	884,984	2,288,318
262,359	Gemphire Therapeutics, Inc.[1]	3,674,057	1,707,957
240,000	Myriad Genetics, Inc.[1]	5,376,339	7,092,000
19,000	Sage Therapeutics, Inc.[1]	1,242,497	3,060,330

		19,796,391	24,736,235

	Health Care Equipment (3.77%)
103,969	AxoGen, Inc.[1]	1,771,468	3,794,868
17,000	Inogen, Inc.[1]	785,327	2,088,280
30,300	Nevro Corp.[1]	2,385,084	2,626,101

		4,941,879	8,509,249

	Health Care Supplies (4.80%)
941,000	Cerus Corp.[1]	3,579,377	5,156,680
588,100	Sientra, Inc.[1]	5,268,976	5,681,046

		8,848,353	10,837,726

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Health Care Technology (5.19%)
55,000	Tabula Rasa HealthCare, Inc.[1]	$1,797,199	$2,134,000
238,000	Teladoc, Inc.[1]	6,550,175	9,591,400

		8,347,374	11,725,400

	Pharmaceuticals (3.41%)
72,000	Intersect ENT, Inc.[1]	2,467,274	2,829,600
1,000,000	TherapeuticsMD, Inc.[1]	5,387,387	4,870,000

		7,854,661	7,699,600

Total Health Care		49,788,658	63,508,210

Industrials (15.55%)

	Aerospace & Defense (5.45%)
631,294	The KEYW Holding Corporation [1]	5,307,572	4,961,971
152,000	Mercury Systems, Inc.[1]	4,221,804	7,344,640

		9,529,376	12,306,611

	Heavy Electrical Equipment (3.29%)
331,000	TPI Composites, Inc.[1]	5,931,788	7,430,950

	Industrial Conglomerates (1.04%)
67,000	Raven Industries, Inc.	2,445,260	2,348,350

	Industrial Machinery (4.06%)
71,600	ESCO Technologies, Inc.	3,678,722	4,192,180
178,000	Kornit Digital Ltd.[1,2]	2,561,247	2,296,200
50,000	Sun Hydraulics Corp.	2,288,607	2,678,000

		8,528,576	9,166,380

	Trading Companies & Distributors (1.71%)
50,000	SiteOne Landscape Supply, Inc.[1]	1,973,447	3,852,000

Total Industrials		28,408,447	35,104,291

Information Technology (30.57%)
	Application Software (1.82%)
50,000	QAD, Inc., Cl A	1,469,585	2,082,500
29,661	QAD, Inc., Cl B	588,220	928,686
51,200	RIB Software SE (Germany)[2,4]	1,160,590	1,091,043

		3,218,395	4,102,229

	Electronic Equipment & Instruments (5.14%)
23,300	Coherent, Inc.[1]	4,340,448	4,366,420
138,900	Novanta, Inc.[1,2]	4,265,007	7,243,635

		8,605,455	11,610,055

	Internet Software & Services (9.96%)
35,000	2U, Inc.[1]	1,749,928	2,941,050
50,700	Envestnet, Inc.[1]	1,772,888	2,905,110
500,000	JUST EAT plc (United Kingdom)[1,2,4]	3,546,234	4,896,192
180,000	Quotient Technology, Inc.[1]	1,965,105	2,358,000
100,000	The Trade Desk, Inc., Cl A1	3,308,631	4,962,000
350,000	Yext, Inc.[1]	4,626,582	4,427,500

		16,969,368	22,489,852

	IT Consulting & Other Services (1.61%)
160,000	Acxiom Corp.[1]	4,030,304	3,633,600

See Notes to Financial Statements.	25

Baron Discovery Fund	March 31, 2018

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Semiconductor Equipment (2.66%)
115,000	Brooks Automation, Inc.	$3,205,591	$3,114,200
120,000	Ichor Holdings Ltd.[1,2]	1,648,046	2,905,200

		4,853,637	6,019,400

	Semiconductors (1.77%)
415,000	Everspin Technologies, Inc.[1]	3,807,869	3,133,250
52,000	MACOM Technology Solutions Holdings, Inc.[1]	1,816,157	863,200

		5,624,026	3,996,450

	Systems Software (7.61%)
145,000	ForeScout Technologies, Inc.[1]	3,684,067	4,703,800
90,000	Qualys, Inc.[1]	2,733,042	6,547,500
98,000	Varonis Systems, Inc.[1]	2,799,882	5,929,000

		9,216,991	17,180,300

Total Information Technology		52,518,176	69,031,886

Real Estate (4.37%)

	Diversified REITs (2.05%)
200,000	Alexander & Baldwin, Inc.	6,665,612	4,626,000

	Industrial REITs (2.32%)
275,000	Americold Realty Trust	4,674,402	5,247,000

Total Real Estate		11,340,014	9,873,000

Total Common Stocks		177,970,560	219,680,488

Warrants (0.03%)
Consumer Staples (0.03%)
	Packaged Foods & Meats (0.03%)
300,000	Barfresh Food Group, Inc. Warrants Exp 3/13/2020[1,3,4]	0	75,300

Principal Amount		Cost	Value
Short Term Investments (2.59%)
Repurchase Agreement (2.59%)
$5,834,265	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/29/2018, 0.28% due 4/2/2018; Proceeds at maturity - $5,834,447; (Fully collateralized by $6,070,000 U.S. Treasury Note, 2.25% due 11/15/2024; Market value - $5,951,319)[4]	$5,834,265	$5,834,265

Total Investments (99.91%)		$183,804,825	225,590,053

Cash and Other Assets Less Liabilities (0.09%)			209,254

Net Assets			$225,799,307

Retail Shares (Equivalent to $17.89 per share based on 4,191,904 shares outstanding)			$74,981,659

Institutional Shares (Equivalent to $18.06 per share based on 8,099,478 shares outstanding)			$146,247,672

R6 Shares (Equivalent to $18.05 per share based on 253,116 shares outstanding)			$4,569,976

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2018, the market value of restricted and fair valued securities amounted to $75,300 or 0.03% of net assets. This security is not deemed liquid. See Note 6 regarding Restricted Securities.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

26	See Notes to Financial Statements.

March 31, 2018	Baron Durable Advantage

STATEMENT OF NET ASSETS (Unaudited)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (97.55%)
Consumer Discretionary (12.68%)
	Apparel, Accessories & Luxury Goods (1.99%)
190	LVMH Moet Hennessy Louis Vuitton SE (France)[2]	$55,644	$58,553

	Cable & Satellite (6.06%)
1,429	GCI Liberty, Inc., Cl A1	80,415	75,537
2,059	Naspers Ltd., ADR[2]	121,849	103,320

		202,264	178,857

	Home Improvement Retail (3.01%)
499	Home Depot, Inc.	95,331	88,942

	Internet & Direct Marketing Retail (1.62%)
23	Booking Holdings, Inc. (formerly, The Priceline Group, Inc.)[1]	40,916	47,849

Total Consumer Discretionary		394,155	374,201

Consumer Staples (6.40%)
	Distillers & Vintners (2.65%)
343	Constellation Brands, Inc., Cl A	77,603	78,176

	Hypermarkets & Super Centers (1.45%)
227	Costco Wholesale Corp.	42,710	42,774

	Packaged Foods & Meats (1.23%)
34,000	WH Group Ltd., 144A (China)[2]	39,861	36,430

	Personal Products (1.07%)
211	The Estee Lauder Companies, Inc., Cl A	27,382	31,591

Total Consumer Staples		187,556	188,971

Financials (15.68%)
	Asset Management & Custody Banks (3.60%)
196	BlackRock, Inc.	105,618	106,177

	Financial Exchanges & Data (12.08%)
558	CME Group, Inc.	82,658	90,251
734	Moody’s Corp.	111,489	118,394
775	S&P Global, Inc.	135,231	148,072

		329,378	356,717

Total Financials		434,996	462,894

Health Care (15.62%)
	Biotechnology (3.45%)
681	AbbVie, Inc.	72,075	64,457
136	Biogen, Inc.[1]	44,793	37,239

		116,868	101,696

	Health Care Equipment (2.82%)
849	Danaher Corp.	81,027	83,126

	Life Sciences Tools & Services (5.38%)
808	Agilent Technologies, Inc.	55,757	54,055
105	Mettler-Toledo International, Inc.[1]	65,895	60,378
224	Waters Corp.[1]	45,049	44,498

		166,701	158,931

	Managed Health Care (3.97%)
548	UnitedHealth Group, Inc.	122,397	117,272

Total Health Care		486,993	461,025

Shares		Cost	Value
Common Stocks (continued)
Industrials (6.15%)
	Building Products (1.50%)
695	AO Smith Corp.	$43,911	$44,195

	Electrical Components & Equipment (1.15%)
194	Rockwell Automation, Inc.	38,639	33,795

	Industrial Machinery (2.06%)
389	Illinois Tool Works, Inc.	64,801	60,940

	Trading Companies & Distributors (1.44%)
781	Fastenal Co.	42,555	42,635

Total Industrials		189,906	181,565

Information Technology (36.67%)
	Data Processing & Outsourced Services (4.74%)
798	MasterCard Incorporated, Cl A	124,876	139,778

	Electronic Equipment & Instruments (2.12%)
100	KEYENCE CORPORATION (Japan)[2]	57,507	62,466

	Electronic Manufacturing Services (3.67%)
1,084	TE Connectivity Ltd.[2]	107,306	108,292

	Home Entertainment Software (6.00%)
912	Activision Blizzard, Inc.	64,208	61,523
953	Electronic Arts, Inc.[1]	109,193	115,542

		173,401	177,065

	Internet Software & Services (3.91%)
112	Alphabet, Inc., Cl C1	121,641	115,560

	IT Consulting & Other Services (2.34%)
450	Accenture plc, Cl A2	69,997	69,075

	Semiconductor Equipment (2.33%)
346	ASML Holding N.V.[2]	62,111	68,702

	Semiconductors (2.79%)
1,215	Taiwan Semiconductor Manufacturing Co., Ltd., ADR[2]	50,632	53,168
282	Texas Instruments, Inc.	29,949	29,297

		80,581	82,465

	Systems Software (4.94%)
1,598	Microsoft Corp.	139,667	145,849

	Technology Hardware, Storage & Peripherals (3.83%)
674	Apple, Inc.	117,938	113,084

Total Information Technology		1,055,025	1,082,336

Materials (1.55%)
	Specialty Chemicals (1.55%)
117	The Sherwin-Williams Co.	48,279	45,878

See Notes to Financial Statements.	27

Baron Durable Advantage	March 31, 2018

STATEMENT OF NET ASSETS (Unaudited) (Continued)

MARCH 31, 2018

Shares		Cost	Value
Common Stocks (continued)
Real Estate (2.80%)
	Specialized REITs (2.80%)
198	Equinix, Inc.	$88,928	$82,792

Total Investments (97.55%)		$2,885,838	2,879,662

Cash and Other Assets Less Liabilities (2.45%)			72,179

Net Assets			$2,951,841

Retail Shares (Equivalent to $10.13 per share based on 90,247 shares outstanding)			$914,276

Institutional Shares (Equivalent to $10.13 per share based on 177,535 shares outstanding)			$1,799,180

R6 Shares (Equivalent to $10.13 per share based on 23,532 shares outstanding)			$238,385

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of Rule 144A securities amounted to $36,430 or 1.23% of net assets. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted.

All securities are Level 1, unless otherwise noted.

28	See Notes to Financial Statements.

March 31, 2018	Baron Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$3,197,100,557	$5,055,980,818	$4,076,328,074	$335,530,063
“Affiliated” investments	—	1,078,934,588	141,750,000	—

Total investments, at value	3,197,100,557	6,134,915,406	4,218,078,074	335,530,063
Cash	—	512,819	546,400	—
Receivable for securities sold	2,847,259	—	2,272,261	—
Receivable for shares sold	1,689,403	3,210,403	2,137,174	1,136,743
Dividends and interest receivable	1,500,488	5,734,843	428,413	533
Prepaid expenses	30,417	59,610	41,950	2,557

	3,203,168,124	6,144,433,081	4,223,504,272	336,669,896

Liabilities:
Payable for shares redeemed	12,470,219	4,372,234	2,598,887	119,666
Payable for securities purchased	9,531,334	—	370,378	4,462,662
Trustee fees payable	34,542	69,683	42,866	3,152
Distribution fees payable (Note 4)	982	388	556	212
Investment advisory fees payable (Note 4)	324	328	627	19
Accrued expenses and other payables	218,624	464,198	418,283	47,106

	22,256,025	4,906,831	3,431,597	4,632,817

Net Assets	$3,180,912,099	$6,139,526,250	$4,220,072,675	$332,037,079

Net Assets consist of:
Paid-in capital	$1,097,400,878	$1,833,150,753	$1,975,182,556	$190,058,568
Undistributed (accumulated) net investment income (loss)	(24,696,436)	8,205,881	(20,672,607)	(3,560,921)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	144,464,474	202,785,114	78,043,350	12,111,740
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,963,743,183	4,095,384,502	2,187,519,376	133,427,692

Net Assets	$3,180,912,099	$6,139,526,250	$4,220,072,675	$332,037,079

Retail Shares:
Net Assets	$2,042,961,384	$2,583,200,939	$1,683,950,196	$264,899,458
Shares Outstanding ($0.01 par value; indefinite shares authorized)	28,651,476	37,275,910	57,797,655	14,275,443

Net Asset Value and Offering Price Per Share	$71.30	$69.30	$29.14	$18.56

Institutional Shares:
Net Assets	$1,075,322,739	$3,471,697,150	$2,406,238,930	$55,482,836
Shares Outstanding ($0.01 par value; indefinite shares authorized)	14,575,438	48,709,541	79,691,502	2,886,424

Net Asset Value and Offering Price Per Share	$73.78	$71.27	$30.19	$19.22

R6 Shares:
Net Assets	$62,627,976	$84,628,161	$129,883,549	$11,654,785
Shares Outstanding ($0.01 par value; indefinite shares authorized)	849,022	1,187,223	4,302,638	605,816

Net Asset Value and Offering Price Per Share	$73.76	$71.28	$30.19	$19.24

*Investments in securities, at cost:
Unaffiliated investments	$1,233,357,374	$1,670,704,563	$1,953,248,268	$202,102,371
“Affiliated” investments	—	368,826,341	77,310,807	—

Total investments, at cost	$1,233,357,374	$2,039,530,904	$2,030,559,075	$202,102,371

See Notes to Financial Statements.	29

Baron Funds	March 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2018

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Assets:
Investments in securities, at value*
Unaffiliated investments	$226,576,887	$225,590,053	$2,879,662
“Affiliated” investments	—	—	—

Total investments, at value	226,576,887	225,590,053	2,879,662
Cash	—	25,000	93,370
Receivable for securities sold	1,431,310	1,567,968	—
Receivable for shares sold	690,756	411,746	738
Dividends and interest receivable	33,341	38,521	792
Due from investment adviser (Note 4)	—	—	27,538
Prepaid expenses	2,085	7,897	21

	228,734,379	227,641,185	3,002,121

Liabilities:
Payable for shares redeemed	95,493	579,737	—
Payable for securities purchased	2,038,065	1,162,394	19,869
Trustee fees payable	2,184	2,574	50
Distribution fees payable (Note 4)	765	957	591
Investment advisory fees payable (Note 4)	650	327	—
Accrued expenses and other payables	46,331	95,889	29,770

	2,183,488	1,841,878	50,280

Net Assets	$226,550,891	$225,799,307	$2,951,841

Net Assets consist of:
Paid-in capital	$110,429,238	$181,665,842	$2,956,859
Undistributed (accumulated) net investment income (loss)	(953,234)	905,511	1,090

Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(499,929)	1,444,530	68
Net unrealized appreciation (depreciation) on investments and foreign currency translations	117,574,816	41,783,424	(6,176)

Net Assets	$226,550,891	$225,799,307	$2,951,841

Retail Shares:
Net Assets	$109,681,507	$74,981,659	$914,276
Shares Outstanding ($0.01 par value; indefinite shares authorized)	4,012,524	4,191,904	90,247

Net Asset Value and Offering Price Per Share	$27.33	$17.89	$10.13

Institutional Shares:
Net Assets	$98,078,022	$146,247,672	$1,799,180
Shares Outstanding ($0.01 par value; indefinite shares authorized)	3,524,620	8,099,478	177,535

Net Asset Value and Offering Price Per Share	$27.83	$18.06	$10.13

R6 Shares:
Net Assets	$18,791,362	$4,569,976	$238,385
Shares Outstanding ($0.01 par value; indefinite shares authorized)	675,073	253,116	23,532

Net Asset Value and Offering Price Per Share	$27.84	$18.05	$10.13

*Investments in securities, at cost:
Unaffiliated investments	$109,002,071	$183,804,825	$2,885,838
“Affiliated” investments	—	—	—

Total investments, at cost	$109,002,071	$183,804,825	$2,885,838

30	See Notes to Financial Statements.

March 31, 2018	Baron Funds

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED MARCH 31, 2018

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund
Investment income:
Income:
Dividends — Unaffiliated investments	$8,747,857	$29,142,203	$12,748,966	$221,987
Dividends — “Affiliated” investments	—	11,016,429	—	—
Interest	39,074	22,765	88,330	8,288
Securities lending income, net	—	—	72,403	10,538
Foreign taxes withheld on dividends	—	—	(114,721)	—

Total income	8,786,931	40,181,397	12,794,978	240,813

Expenses:
Investment advisory fees (Note 4)	15,665,374	31,114,037	21,464,374	1,361,330
Distribution fees — Retail Shares (Note 4)	2,538,136	3,333,308	2,151,859	266,241
Shareholder servicing agent fees and expenses — Retail Shares	176,182	142,050	112,884	36,380
Shareholder servicing agent fees and expenses — Institutional Shares	23,325	57,145	35,340	6,220
Shareholder servicing agent fees and expenses — R6 Shares	891	900	2,574	104
Reports to shareholders	225,200	421,000	517,800	30,550
Registration and filing fees	90,000	134,750	139,950	46,750
Trustee fees and expenses	75,445	154,909	92,138	7,052
Custodian and fund accounting fees	59,850	116,005	96,112	21,766
Professional fees	49,430	87,425	59,590	22,275
Insurance expense	18,800	41,317	24,460	1,320
Line of credit fees	16,020	34,420	21,012	1,490
Administration fees	15,227	15,201	15,201	15,201
Miscellaneous expenses	1,857	2,300	1,973	1,856

Total operating expenses	18,955,737	35,654,767	24,735,267	1,818,535
Interest expense on borrowings	—	89,093	—	1,368

Total expenses	18,955,737	35,743,860	24,735,267	1,819,903

Net investment income (loss)	(10,168,806)	4,437,537	(11,940,289)	(1,579,090)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold — Unaffiliated investments	166,474,729	258,818,962	85,125,452	16,598,363
Net realized gain on investments sold — “Affiliated” investments	—	4,863,716	8,627,866	—
Net realized loss on foreign currency transactions	—	(571)	(9,025)	(68)
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	77,927,625	177,570,259	205,858,981	22,134,473
Investments — “Affiliated” investments	—	30,479,907	55,136,900	—
Foreign currency translations	—	582	1,358	—

Net gain on investments	244,402,354	471,732,855	354,741,532	38,732,768

Net increase in net assets resulting from operations	$234,233,548	$476,170,392	$342,801,243	$37,153,678

See Notes to Financial Statements.	31

Baron Funds	March 31, 2018

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

FOR THE SIX MONTHS ENDED MARCH 31, 2018

	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund[1]
Investment income:
Income:
Dividends — Unaffiliated investments	$504,714	$3,415,078	$5,993
Dividends — “Affiliated” investments	—	—	—
Interest	4,791	10,217	77
Securities lending income, net	320	12,656	—
Foreign taxes withheld on dividends	(1,907)	—	(5)

Total income	507,918	3,437,951	6,065

Expenses:
Investment advisory fees (Note 4)	724,207	1,284,466	4,071
Distribution fees — Retail Shares (Note 4)	123,252	154,182	591
Shareholder servicing agent fees and expenses — Retail Shares	17,365	15,170	2,900
Shareholder servicing agent fees and expenses — Institutional Shares	7,234	12,635	2,480
Shareholder servicing agent fees and expenses — R6 Shares	215	86	3
Reports to shareholders	16,600	42,800	498
Registration and filing fees	47,389	70,139	8,896
Trustee fees and expenses	4,779	6,425	53
Custodian and fund accounting fees	21,692	21,860	6,013
Professional fees	21,886	25,770	14,068
Insurance expense	1,103	737	6
Line of credit fees	1,478	1,325	—
Administration fees	15,260	15,260	6,845
Miscellaneous expenses	1,857	1,857	2,166

Total operating expenses	1,004,317	1,652,712	48,590
Interest expense on borrowings	—	2,800	—

Total expenses	1,004,317	1,655,512	48,590
Reimbursement of expenses by Adviser — Retail Shares (Note 4)	(44,524)	(50,321)	(16,308)
Reimbursement of expenses by Adviser — Institutional Shares (Note 4)	(34,258)	(34,740)	(24,290)
Reimbursement of expenses by Adviser — R6 Shares (Note 4)	(3,091)	(748)	(3,017)

Net expenses	922,444	1,569,703	4,975

Net investment income (loss)	(414,526)	1,868,248	1,090

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold — Unaffiliated investments	4,827,695	6,634,154	—
Net realized gain on investments sold — “Affiliated” investments	—	—	—
Net realized gain (loss) on foreign currency transactions	(9,720)	(3,147)	68
Change in net unrealized appreciation (depreciation) of:
Investments — Unaffiliated investments	20,834,110	(3,298,036)	(6,176)
Investments — “Affiliated” investments	—	—	—
Foreign currency translations	(26)	(1,804)	—

Net gain (loss) on investments	25,652,059	3,331,167	(6,108)

Net increase (decrease) in net assets resulting from operations	$25,237,533	$5,199,415	$(5,018)

[1]	For the period December 29, 2017 (commencement of operations) through March 31, 2018.

32	See Notes to Financial Statements.

March 31, 2018	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(10,168,806)	$(18,275,836)	$4,437,537	$(6,658,703)	$(11,940,289)	$(1,702,642)
Net realized gain	166,474,729	190,819,440	263,682,107	626,898,568	93,744,293	516,151,224
Change in net unrealized appreciation (depreciation)	77,927,625	379,431,766	208,050,748	482,101,931	260,997,239	198,268,890

Increase in net assets resulting from operations	234,233,548	551,975,370	476,170,392	1,102,341,796	342,801,243	712,717,472

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	—	—	—
Net investment income — Institutional Shares	—	—	—	—	—	—
Net investment income — R6 Shares	—	—	—	—	—	—
Net realized gain on investments — Retail Shares	(137,145,474)	(81,908,923)	(286,221,373)	(315,911,802)	(212,143,374)	(325,929,736)
Net realized gain on investments — Institutional Shares	(69,986,292)	(32,742,122)	(368,081,112)	(335,828,188)	(289,023,146)	(293,355,641)
Net realized gain on investments — R6 Shares	(1,607,248)	(351,281)	(1,451,955)	(261,804)	(12,501,687)	(720,045)

Decrease in net assets from distributions to shareholders	(208,739,014)	(115,002,326)	(655,754,440)	(652,001,794)	(513,668,207)	(620,005,422)

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	88,811,883	115,665,453	107,160,931	188,519,623	64,462,411	163,463,589
Proceeds from the sale of shares — Institutional Shares	150,215,358	242,968,632	283,823,566	714,942,632	195,072,200	1,007,683,374
Proceeds from the sale of shares — R6 Shares	39,481,906	12,611,555	73,910,237	9,486,342	31,315,534	97,048,919
Net asset value of shares issued in reinvestment of distributions — Retail Shares	133,709,022	79,981,714	280,013,446	308,276,661	208,476,203	320,323,421
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	67,770,160	31,600,055	355,815,178	322,216,695	274,001,939	272,997,394
Net asset value of shares issues in reinvestment of distribution — R6 Shares	1,607,248	351,281	1,451,955	261,804	12,501,687	720,045
Cost of shares redeemed — Retail Shares	(172,997,849)	(314,340,692)	(387,256,221)	(937,016,098)	(242,576,853)	(598,528,879)
Cost of shares redeemed — Institutional Shares	(174,606,013)	(116,860,490)	(506,633,813)	(906,994,433)	(377,556,962)	(616,142,227)
Cost of shares redeemed — R6 Shares	(1,128,397)	(102,646)	(1,815,031)	(177,853)	(11,453,379)	(14,233,874)

Increase (decrease) in net assets derived from capital share transactions	132,863,318	51,874,862	206,470,248	(300,484,627)	154,242,780	633,331,762

Net increase (decrease) in net assets	158,357,852	488,847,906	26,886,200	149,855,375	(16,624,184)	726,043,812

Net Assets:
Beginning of period	3,022,554,247	2,533,706,341	6,112,640,050	5,962,784,675	4,236,696,859	3,510,653,047

End of period	$3,180,912,099	$3,022,554,247	$6,139,526,250	$6,112,640,050	$4,220,072,675	$4,236,696,859

Undistributed (accumulated) net investment income (loss) at end of period	$(24,696,436)	$(14,527,630)	$8,205,881	$3,768,344	$(20,672,607)	$(8,732,318)

Capital share transactions — Retail Shares
Shares sold	1,242,384	1,767,315	1,531,177	2,863,571	2,189,589	5,955,401
Shares issued in reinvestment of distributions	1,932,766	1,367,677	4,139,149	5,120,028	7,437,610	12,546,941
Shares redeemed	(2,449,062)	(4,919,411)	(5,547,706)	(14,287,516)	(8,302,937)	(21,728,339)

Net increase (decrease)	726,088	(1,784,419)	122,620	(6,303,917)	1,324,262	(3,225,997)

Capital share transactions — Institutional Shares
Shares sold	2,042,777	3,614,440	3,955,252	10,510,393	6,441,920	33,667,418
Shares issued in reinvestment of distributions	947,569	525,354	5,118,906	5,235,890	9,438,579	10,395,940
Shares redeemed	(2,387,153)	(1,778,012)	(7,068,733)	(13,523,246)	(12,332,587)	(21,629,733)

Net increase	603,193	2,361,782	2,005,425	2,223,037	3,547,912	22,433,625

Capital share transactions — R6 Shares
Shares sold	533,929	178,182	1,021,957	133,900	1,025,864	3,563,039
Shares issued in reinvestment of dividends	22,476	5,840	20,885	4,254	430,795	27,420
Shares redeemed	(15,214)	(1,452)	(25,355)	(2,509)	(377,083)	(484,444)

Net increase	541,191	182,570	1,017,487	135,645	1,079,576	3,106,015

See Notes to Financial Statements.	33

Baron Funds	March 31, 2018

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Opportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(1,579,090)	$(2,670,080)	$(414,526)	$(583,380)
Net realized gain (loss)	16,598,295	33,874,158	4,817,975	(486,920)
Change in net unrealized appreciation (depreciation)	22,134,473	17,268,086	20,834,084	35,920,576

Increase in net assets resulting from operations	37,153,678	48,472,164	25,237,533	34,850,276

Distributions to shareholders from:
Net investment income — Retail Shares	—	—	—	—
Net investment income — Institutional Shares	—	—	—	—
Net investment income — R6 Shares	—	—	—	—
Net realized gain on investments — Retail Shares	(27,302,634)	(22,424,986)	—	—
Net realized gain on investments — Institutional Shares	(7,324,844)	(4,531,300)	—	—
Net realized gain on investments — R6 Shares	(146,779)	(44,520)	—	—

Decrease in net assets from distributions to shareholders	(34,774,257)	(27,000,806)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	64,337,412	38,997,107	19,948,405	16,765,682
Proceeds from the sale of shares — Institutional Shares	9,562,705	11,258,139	16,437,876	16,442,797
Proceeds from the sale of shares — R6 Shares	10,582,144	578,045	13,793,082	2,878,395
Net asset value of shares issued in reinvestment of distributions — Retail Shares	26,639,115	21,793,006	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	7,193,158	4,021,193	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	146,779	44,520	—	—
Cost of shares redeemed — Retail Shares	(28,797,845)	(82,686,684)	(9,645,272)	(18,861,614)
Cost of shares redeemed — Institutional Shares	(14,129,535)	(12,064,063)	(20,865,050)	(27,200,861)
Cost of shares redeemed — R6 Shares	(10)	(58,188)	(26,604)	(11,130)

Increase (decrease) in net assets derived from capital share transactions	75,533,923	(18,116,925)	19,642,437	(9,986,731)

Net increase in net assets	77,913,344	3,354,433	44,879,970	24,863,545

Net Assets:
Beginning of period	254,123,735	250,769,302	181,670,921	156,807,376

End of period	$332,037,079	$254,123,735	$226,550,891	$181,670,921

Accumulated net investment loss at end of period	$(3,560,921)	$(1,981,831)	$(953,234)	$(538,708)

Capital share transactions — Retail Shares
Shares sold	3,415,038	2,341,809	738,472	771,906
Shares issued in reinvestment of distributions	1,571,629	1,519,736	—	—
Shares redeemed	(1,581,446)	(5,265,873)	(366,313)	(930,371)

Net increase (decrease)	3,405,221	(1,404,328)	372,159	(158,465)

Capital share transactions — Institutional Shares
Shares sold	496,940	654,610	610,256	753,708
Shares issued in reinvestment of distributions	410,101	272,808	—	—
Shares redeemed	(730,377)	(725,418)	(745,350)	(1,269,553)

Net increase (decrease)	176,664	202,000	(135,094)	(515,845)

Capital share transactions — R6 Shares
Shares sold	542,050	30,876	484,043	122,106
Shares issued in reinvestment of dividends	8,363	3,020	—	—
Shares redeemed	—	(3,717)	(928)	(519)

Net increase	550,413	30,179	483,115	121,587

34	See Notes to Financial Statements.

March 31, 2018	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Baron Discovery Fund		Baron Durable Advantage Fund
	For the Six Months Ended March 31, 2018	For the Year Ended September 30, 2017	For the Period Ended March 31, 2018[1]
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,868,248	$(1,277,918)	$1,090
Net realized gain	6,631,007	3,796,982	68
Change in net unrealized appreciation (depreciation)	(3,299,840)	37,617,086	(6,176)

Increase (decrease) in net assets resulting from operations	5,199,415	40,136,150	(5,018)

Distributions to shareholders from:
Net investment income — Retail Shares	(48,993)	—	—
Net investment income — Institutional Shares	(244,807)	—	—
Net investment income — R6 Shares	(7,283)	—	—
Net realized gain on investments — Retail Shares	—	—	—
Net realized gain on investments — Institutional Shares	—	—	—
Net realized gain on investments — R6 Shares	—	—	—

Decrease in net assets from distributions to shareholders	(301,083)	—	—

Capital share transactions:
Proceeds from the sale of shares — Retail Shares	23,704,022	114,749,640	1,471,037
Proceeds from the sale of shares — Institutional Shares	53,869,951	78,686,663	1,815,663
Proceeds from the sale of shares — R6 Shares	1,832,865	538,828	245,280
Net asset value of shares issued in reinvestment of distributions — Retail Shares	48,796	—	—
Net asset value of shares issued in reinvestment of distributions — Institutional Shares	216,670	—	—
Net asset value of shares issues in reinvestment of distribution — R6 Shares	7,283	—	—
Cost of shares redeemed — Retail Shares	(83,391,239)	(21,729,392)	(575,101)
Cost of shares redeemed — Institutional Shares	(22,958,193)	(7,772,823)	(10)
Cost of shares redeemed — R6 Shares	(426,888)	(45,031)	(10)

Increase (decrease) in net assets derived from capital share transactions	(27,096,733)	164,427,885	2,956,859

Net increase (decrease) in net assets	(22,198,401)	204,564,035	2,951,841

Net Assets:
Beginning of period	247,997,708	43,433,673	—

End of period	$225,799,307	$247,997,708	$2,951,841

Undistributed (accumulated) net investment income (loss) at end of period	$905,511	$(661,654)	$1,090

Capital share transactions — Retail Shares
Shares sold	1,314,625	7,468,019	145,228
Shares issued in reinvestment of distributions	2,690	—	—
Shares redeemed	(4,594,362)	(1,386,143)	(54,981)

Net increase (decrease)	(3,277,047)	6,081,876	90,247

Capital share transactions — Institutional Shares
Shares sold	2,946,617	5,210,694	177,536
Shares issued in reinvestment of distributions	11,840	—	—
Shares redeemed	(1,264,064)	(498,025)	(1)

Net increase	1,694,393	4,712,669	177,535

Capital share transactions — R6 Shares
Shares sold	96,273	35,121	23,533
Shares issued in reinvestment of dividends	398	—	—
Shares redeemed	(23,512)	(2,852)	(1)

Net increase	73,159	32,269	23,532

[1]	For the period December 29, 2017 (commencement of operations) through March 31, 2018.

See Notes to Financial Statements.	35

Baron Funds	March 31, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Baron Durable Advantage Fund commenced investment operations on January 2, 2018.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates. Events occurring subsequent to the date of the Statements of Assets and Liabilities and through the date of issuance of the financial statements have been evaluated for adjustment to or disclosure in the financial statements.

a) Security Valuation.  The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

March 31, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Securities Transactions, Investment Income and Expense Allocation.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, which includes the accretion of discounts and amortization of premiums. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses of the Trust that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

c) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the NAV is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions on the Statements of Operations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

d) Securities Lending.  The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not participate in securities lending/borrowing activities at March 31, 2018.

e) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2018, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Statement of Net Assets.

f) Master Limited Partnerships.  The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. None of the Funds will be subject to federal or state income taxes to the extent that they qualify as regulated investment companies and substantially all of their income is distributed.

The Funds may be subject to foreign taxes on income and gains on investments that are accrued based upon the Funds’ understanding of the tax rules and regulations that exist in the countries in which the Funds invest. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

Baron Funds	March 31, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

h) Restricted Securities.  The Funds may invest in securities that are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser pursuant to policies and procedures approved by the Board.

i) Distributions to Shareholders.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral and wash sale losses deferred.

j) Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k) Cash and Cash Equivalents.  The Funds consider all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2018 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$164,904,147	$228,094,664
Baron Growth Fund	99,092,773	448,632,728
Baron Small Cap Fund	369,893,706	515,705,405
Baron Opportunity Fund	74,321,281	53,399,461
Baron Fifth Avenue Growth Fund	29,688,632	13,595,176
Baron Discovery Fund	85,218,744	109,527,223
Baron Durable Advantage Fund	2,885,838	—

During the period, Baron Asset Fund transferred securities through an in-kind redemption of $22,927,902, generating a realized gain of $12,813,759, which is included in net realized gain on investments sold in the Statement of Operations.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) Investment Advisory Fees.  The Adviser, a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund and Baron Discovery Fund equal to 1% per annum of the average daily net assets of the respective Funds. The Adviser receives a fee payable monthly equal to 0.70% per annum of Baron Fifth Avenue Growth Fund’s average daily net assets and 0.65% per annum of Baron Durable Advantage Fund’s average daily net assets.

For Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund and Baron Durable Advantage Fund, the Adviser has contractually agreed to reduce its fee, to the extent required to limit the net annual operating expense ratio (excluding portfolio transaction costs, interest, dividend and extraordinary expenses), as follows.

	Annual Operating Expense Ratio Cap
Fund	Retail Shares	Institutional Shares	R6 Shares
Baron Opportunity Fund	1.50%	1.25%	1.24%
Baron Fifth Avenue Growth Fund*	1.00%	0.75%	0.75%
Baron Discovery Fund	1.35%	1.10%	1.09%
Baron Durable Advantage Fund	0.95%	0.70%	0.70%

*

Prior to November 15, 2017, the Adviser had contractually agreed to reduce its fee for Baron Fifth Avenue Growth Fund to the extent required to limit the net annual operating expense ratio (excluding Portfolio transaction costs, interest, dividend and extraordinary expenses) to 1.10%, 0.85% and 0.84% of average daily net assets of the Retail Shares, Institutional Shares and R6 Shares, respectively.

b) Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered limited purpose broker-dealer and the distributor of the Funds’ shares. The Funds are authorized to pay BCI a distribution fee payable monthly pursuant to a distribution plan under Rule 12b-1 of the 1940 Act equal to 0.25% per annum of the Retail Shares’ average daily net assets of the respective Funds.

c) Trustee Fees.  Certain Trustees of the Trust may be deemed to be affiliated with, or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds for their services as an officer.

d) Fund Accounting and Administration Fees.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street”) to perform accounting and certain administrative services. State Street is compensated for fund accounting services based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

March 31, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

e) Cross Trades.  The Funds are permitted to purchase securities from, or sell securities to, other Funds within the Trust, other funds in the Baron Select Funds, and other entities advised or subadvised by the Adviser, pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Baron Fund from or to another fund/other entity that is or could be considered an affiliate of a Fund under certain limited circumstances by virtue of having a common investment adviser, common officers, or common trustees complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price and with no commissions. Pursuant to these procedures, for the six months ended March 31, 2018, the Funds engaged in the following cross-trades:

	Purchases	Sales	Net Realized Gains (Losses)
Baron Growth Fund	$9,825,000	$3,345,583	$49,672
Baron Opportunity Fund	—	43,484	4,934

5. LINE OF CREDIT

The Funds, together with other funds in Baron Select Funds (except Baron Partners Fund), participate in a committed line of credit agreement with State Street to be used for temporary purposes, primarily for financing redemptions. Each fund may borrow up to the lesser of $100 million or the maximum amount each fund may borrow under the 1940 Act, the limitations included in each fund’s prospectus, or any limit or restriction under any law or regulation to which each fund is subject or any agreement to which each fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the funds may not exceed $100 million. Interest is charged to each fund, based on its borrowings, at a rate per annum equal to the higher of the Overnight Federal Funds Rate or the one month LIBOR Rate plus a margin of 1.00%. An upfront fee of 0.05% is incurred on the commitment amount and a commitment fee of 0.20% per annum is incurred on the unused portion of the line of credit. Both fees are allocated to the participating funds based on their relative net assets.

During the six months ended March 31, 2018, Baron Growth Fund, Baron Opportunity Fund and Baron Discovery Fund had borrowings under the line of credit and incurred interest expense of $89,093, $1,368 and $2,800, respectively. For the 66 days during which there were borrowings, Baron Growth Fund had an average daily balance on the line of credit of $18.7 million at a weighted average interest rate of 2.64%. For the 5 days during which there were borrowings, Baron Opportunity Fund had an average daily balance on the line of credit of $4.4 million at a weighted average interest rate of 2.28%. For the 9 days during which there were borrowings, Baron Discovery Fund had an average daily balance on the line of credit of $4.2 million at a weighted average interest rate of 2.72%.

6. RESTRICTED SECURITIES

At March 31, 2018, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2018, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$183,461

(Cost $0) (0.01% of Net Assets)
	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$61,755

(Cost $0) (0.00% of Net Assets)
	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Barfresh Food Group, Inc., Warrants, Exp 3/13/2020	2/23/2015	$75,300

(Cost $0) (0.03% of Net Assets)

Baron Funds	March 31, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,141,359,547	$—	$—	$3,141,359,547
Private Partnerships	—	—	183,461	183,461
Short Term Investments	—	55,557,549	—	55,557,549

Total Investments	$3,141,359,547	$55,557,549	$183,461	$3,197,100,557

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2018.

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,107,495,548	$—	$—	$6,107,495,548
Preferred Stocks	—	15,870,172	—	15,870,172
Private Partnerships	—	—	61,755	61,755
Short Term Investments	—	11,487,931	—	11,487,931

Total Investments	$6,107,495,548	$27,358,103	$61,755	$6,134,915,406

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the six months ended March 31, 2018.

†	See Statements of Net Assets for additional detailed categorizations.

March 31, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,159,335,129	$26,051,274	$—	$4,185,386,403
Short Term Investments	—	32,691,671	—	32,691,671

Total Investments	$4,159,335,129	$58,742,945	$—	$4,218,078,074

$26,051,274 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$305,296,035	$7,370,200	$—	$312,666,235
Short Term Investments	—	22,863,828	—	22,863,828

Total Investments	$305,296,035	$30,234,028	$—	$335,530,063

$7,370,200 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$211,882,018	$8,381,416	$—	$220,263,434
Short Term Investments	—	6,313,453	—	6,313,453

Total Investments	$211,882,018	$14,694,869	$—	$226,576,887

$8,381,416 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$213,693,253	$5,987,235	$—	$219,680,488
Warrants	—	75,300	—	75,300
Short Term Investments	—	5,834,265	—	5,834,265

Total Investments	$213,693,253	$11,896,800	$—	$225,590,053

$4,896,192 was transferred out of Level 1 into Level 2 at March 31, 2018 as a result of adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

†	See Statements of Net Assets for additional detailed categorizations.

Baron Funds	March 31, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FAIR VALUE MEASUREMENTS (Continued)

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,879,662	$—	$—	$2,879,662

Total Investments	$2,879,662	$—	$—	$2,879,662

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2018. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2018.

†	See Statements of Net Assets for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2018
Private Partnerships
Financials	$3,330,537	$—	$4,632,601	$(3,147,076)	$—	$(4,632,601)	$—	$—	$183,461	$(3,147,076)

Total	$3,330,537	$—	$4,632,601	$(3,147,076)	$—	$(4,632,601)	$—	$—	$183,461	$(3,147,076)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2017	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2018	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2018
Private Partnerships
Financials	$1,121,082	$—	$1,559,366	$(1,059,327)	$—	$(1,559,366)	$—	$—	$61,755	$(1,059,327)

Total	$1,121,082	$—	$1,559,366	$(1,059,327)	$—	$(1,559,366)	$—	$—	$61,755	$(1,059,327)

March 31, 2018	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Federal income tax regulations differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment income (loss) and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatments of net investment loss, foreign currency gains and losses, reclassification of distributions, partnership basis adjustments, income from passive foreign investment companies, late year loss deferral, post-October loss deferral, and wash sale losses deferred. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2018, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,233,357,374	$2,039,530,904	$2,030,559,074	$202,102,371	$109,002,071	$183,804,825	$2,885,838

Gross tax unrealized appreciation	1,972,600,660	4,134,524,613	2,213,706,702	137,168,462	118,105,177	50,653,789	87,552
Gross tax unrealized depreciation	(8,857,477)	(39,140,111)	(26,187,703)	(3,740,770)	(530,361)	(8,868,561)	(93,728)

Net tax unrealized appreciation (depreciation)	1,963,743,183	4,095,384,502	2,187,518,999	133,427,692	117,574,816	41,785,228	(6,176)
Net tax unrealized currency appreciation (depreciation)	—	—	377	—	—	(1,804)	—
Undistributed (accumulated) net investment income (loss)	(24,696,436)	8,205,881	(20,672,607)	(3,560,921)	(953,234)	905,511	1,090
Undistributed (accumulated) net realized gain (loss)	144,464,474	202,785,114	78,043,350	12,111,740	(499,929)	1,444,530	68
Paid-in capital	1,097,400,878	1,833,150,753	1,975,182,556	190,058,568	110,429,238	181,665,842	2,956,859

Net Assets	$3,180,912,099	$6,139,526,250	$4,220,072,675	$332,037,079	$226,550,891	$225,799,307	$2,951,841

As of September 30, 2017, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund
Short term capital loss carryforwards:
September 30, 2018	$—	$—	$—	$—	$85,567	$—
No expiration date	—	—	—	—	5,137,591	4,597,889

	$—	$—	$—	$—	$5,223,158	$4,597,889

The tax character of distributions paid during the six months ended March 31, 2018 and for the fiscal year ended September 30, 2017:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Fund	Ordinary[1]	Long Term Capital Gain	Ordinary[1]	Long Term Capital Gain
Baron Asset Fund	$—	$208,739,014	$—	$115,002,326
Baron Growth Fund	—	655,754,440	—	652,001,794
Baron Small Cap Fund	—	513,668,207	—	620,005,422
Baron Opportunity Fund	—	34,774,257	—	27,000,806
Baron Fifth Avenue Growth Fund	—	—	—	—
Baron Discovery Fund	301,083	—	—	—
Baron Durable Advantage Fund	—	—	—	—

[1]	For tax purposes, short-term capital gains are considered ordinary income distributions.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years (current and prior three years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At March 31, 2018, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired (current and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue.

Baron Funds	March 31, 2018

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. OWNERSHIP CONCENTRATION

As of March 31, 2018, the officers, trustees, and portfolio managers owned, directly or indirectly, 16.09% of Baron Fifth Avenue Growth Fund and 50.43% of Baron Durable Advantage Fund. As a result of their ownership, these investors may be able to materially affect the outcome of matters presented to Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund shareholders.

10. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2018	Value at March 31, 2018	% of Net Assets at March 31, 2018
“Affiliated” Company as of March 31, 2018:
Benefitfocus, Inc.	$78,215,185	$—	$3,345,583	$(21,239,274)	$49,672	$—	2,200,000	$53,680,000	0.87%
Choice Hotels International, Inc.	192,179,250	—	200,808	48,764,799	107,509	1,292,688	3,005,000	240,850,750	3.92%
Iridium Communications, Inc.	77,182,401	—	—	7,118,765	—	—	7,493,437	84,301,166	1.37%
Iridium Communications, Inc., Series B, 6.75%	14,927,934	—	—	942,238	—	693,124	41,074	15,870,172	0.26%
Marriott Vacations Worldwide Corp.	199,248,000	—	—	13,872,000	—	1,280,000	1,600,000	213,120,000	3.47%
Vail Resorts, Inc.	501,178,043	—	15,793,457	(18,978,621)	4,706,535	7,750,617	2,125,000	471,112,500	7.67%

	$1,062,930,813	$—	$19,339,848	$30,479,907	$4,863,716	$11,016,429		$1,078,934,588

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2017	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2018	Value at March 31, 2018	% of Net Assets at March 31, 2018
“Affiliated” Company as of March 31, 2018:
GTT Communications, Inc.	$72,105,030	$7,991,285	$—	$61,653,685	$—	$—	2,500,000	$141,750,000	3.36%

No Longer an “Affiliated” Company as of March 31, 2018:
The Chefs’ Warehouse	$28,950,000	$—	$31,061,081	$(6,516,785)	$8,627,866	$—		$—	0.00%

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the six months ended March 31, 2018.

March 31, 2018	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$70.87	$60.67	$60.88	$63.75	$61.37	$52.03	$49.00	$49.27	$43.62	$52.12

Income (loss) from investment operations:
Net investment loss	(0.26)[1]	(0.48)[1]	(0.25)[1]	(0.41)[1]	(0.44)[1]	(0.34)[1]	(0.14)[1]	(0.23)[1]	(0.28)[1]	(0.20)[1]
Net realized and unrealized gain (loss) on investments	5.63	13.48	6.63	1.71	8.42	13.44	10.94	0.73	5.93	(5.68)

Total from investment operations	5.37	13.00	6.38	1.30	7.98	13.10	10.80	0.50	5.65	(5.88)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(4.94)	(2.80)	(6.59)	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	(2.62)

Total distributions	(4.94)	(2.80)	(6.59)	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	(2.62)

Net asset value, end of period	$71.30	$70.87	$60.67	$60.88	$63.75	$61.37	$52.03	$49.00	$49.27	$43.62

Total return	7.79%[4]	22.41%	11.14%	1.81%	13.59%	27.17%	24.65%	0.85%	12.95%	(9.88)%

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,043.0	$1,979.1	$1,802.6	$1,804.3	$2,000.5	$2,024.2	$1,845.6	$1,924.9	$2,424.2	$2,652.6

Ratio of operating expenses to average net assets	1.30%[5]	1.31%	1.31%	1.31%	1.31%	1.32%	1.33%	1.33%	1.32%	1.36%[2]

Ratio of net investment loss to average net assets	(0.74)%[5]	(0.75)%	(0.43)%	(0.62)%	(0.70)%	(0.62)%	(0.28)%	(0.41)%	(0.61)%	(0.54)%

Portfolio turnover rate	5.33%[4]	10.35%	12.54%	13.53%	11.26%	12.04%	13.11%	23.89%	13.04%	14.67%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009[3]	2018	2017	2016[6]
Net asset value, beginning of period	$73.07	$62.30	$62.19	$64.87	$62.20	$52.55	$49.30	$49.43	$43.65	$37.38	$73.06	$62.30	$53.85

Income (loss) from investment operations:
Net investment income (loss)	(0.18)[1]	(0.33)[1]	(0.10)[1]	(0.24)[1]	(0.28)[1]	(0.21)[1]	0.01 [1]	(0.10)[1]	(0.15)[1]	(0.05)[1]	(0.17)[1]	(0.34)[1]	(0.21)[1]
Net realized and unrealized gain on investments	5.83	13.90	6.80	1.73	8.55	13.62	11.01	0.74	5.93	6.32	5.81	13.90	8.68

Total from investment operations	5.65	13.57	6.70	1.49	8.27	13.41	11.02	0.64	5.78	6.27	5.64	13.56	8.47

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(4.94)	(2.80)	(6.59)	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	0.00	(4.94)	(2.80)	(0.02)

Total distributions	(4.94)	(2.80)	(6.59)	(4.17)	(5.60)	(3.76)	(7.77)	(0.77)	0.00	0.00	(4.94)	(2.80)	(0.02)

Net asset value, end of period	$73.78	$73.07	$62.30	$62.19	$64.87	$62.20	$52.55	$49.30	$49.43	$43.65	$73.76	$73.06	$62.30

Total return	7.95%[4]	22.76%	11.44%	2.09%	13.90%	27.51%	24.99%	1.14%	13.24%	16.77%[4]	7.93%[4]	22.74%	15.73%[4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$1,075.3	$1,021.0	$723.3	$719.1	$689.8	$506.1	$386.7	$288.9	$242.8	$82.3	$62.6	$22.5	$7.8

Ratio of operating expenses to average net assets	1.04%[5]	1.04%	1.04%	1.04%	1.04%	1.05%	1.06%	1.06%	1.06%	1.16%[5]	1.05%[5]	1.04%	1.04%[5]

Ratio of net investment income (loss) to average net assets	(0.48)%[5]	(0.50)%	(0.17)%	(0.36)%	(0.43)%	(0.38)%	0.02%	(0.18)%	(0.33)%	(0.39)%[5]	(0.47)%[5]	(0.51)%	(0.52)%[5]

Portfolio turnover rate	5.33%[4]	10.35%	12.54%	13.53%	11.26%	12.04%	13.11%	23.89%	13.04%	14.67%	5.33%[4]	10.35%	12.54%

[1] Based on average shares outstanding.	[4] Not Annualized.
[2] Benefit of expense reduction rounds to less than 0.01%.	[5] Annualized.
[3] For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.	[6] For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	45

Baron Funds	March 31, 2018

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$71.77	$67.13	$68.25	$70.46	$68.67	$58.19	$46.18	$44.37	$39.00	$41.69

Income (loss) from investment operations:
Net investment income (loss)	(0.00)[1,7]	(0.16)[1]	0.08 [1]	(0.27)[1]	0.06 [1]	(0.12)[1]	0.20 [1]	(0.29)[1]	(0.34)[1]	(0.18)[1]
Net realized and unrealized gain (loss) on investments	5.43	12.44	4.83	1.28	3.45	16.37	12.64	2.10	5.71	(2.47)

Total from investment operations	5.43	12.28	4.91	1.01	3.51	16.25	12.84	1.81	5.37	(2.65)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	(0.03)	(0.18)	0.00	0.00	0.00	0.00
Net realized gain on investments	(7.90)	(7.64)	(6.03)	(3.22)	(1.69)	(5.59)	(0.83)	0.00	0.00	(0.04)

Total distributions	(7.90)	(7.64)	(6.03)	(3.22)	(1.72)	(5.77)	(0.83)	0.00	0.00	(0.04)

Net asset value, end of period	$69.30	$71.77	$67.13	$68.25	$70.46	$68.67	$58.19	$46.18	$44.37	$39.00

Total return	7.84%[5]	20.47%	7.60%	1.27%	5.11%	30.76%	28.12%	4.08%	13.77%	(6.34)%

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,583.2	$2,666.6	$2,917.2	$3,511.2	$4,076.1	$4,644.2	$4,073.5	$4,110.8	$4,842.8	$5,034.5

Ratio of operating expenses to average net assets	1.30%[4,6]	1.30%[4]	1.30%[4]	1.29%[4]	1.29%[4]	1.30%	1.32%	1.32%	1.32%	1.35%[2]

Ratio of net investment income (loss) to average net assets	(0.01)%[6]	(0.25)%	0.12%	(0.37)%	0.08%	(0.20)%	0.38%	(0.56)%	(0.80)%	(0.56)%

Portfolio turnover rate	1.60%[5]	3.32%	4.68%	6.95%	13.15%	9.63%	13.70%	13.51%	16.12%	26.65%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009[3]	2018	2017	2016[9]
Net asset value, beginning of period	$73.52	$68.42	$69.28	$71.33	$69.32	$58.70	$46.46	$44.52	$39.03	$33.71	$73.52	$68.42	$60.02

Income (loss) from investment operations:
Net investment income (loss)	0.09 [1]	0.00 [1,7]	0.24 [1]	(0.09)[1]	0.20 [1]	0.02 [1]	0.45 [1]	(0.17)[1]	(0.22)[1]	(0.04)[1]	0.18 [1]	(0.11)[1]	(0.15)[1]
Net realized and unrealized gain on investments	5.56	12.74	4.93	1.28	3.53	16.52	12.62	2.11	5.71	5.36	5.48	12.85	8.55

Total from investment operations	5.65	12.74	5.17	1.19	3.73	16.54	13.07	1.94	5.49	5.32	5.66	12.74	8.40

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	(0.02)	(0.03)	(0.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(7.90)	(7.64)	(6.03)	(3.22)	(1.69)	(5.59)	(0.83)	0.00	0.00	0.00	(7.90)	(7.64)	0.00

Total distributions	(7.90)	(7.64)	(6.03)	(3.24)	(1.72)	(5.92)	(0.83)	0.00	0.00	0.00	(7.90)	(7.64)	0.00

Net asset value, end of period	$71.27	$73.52	$68.42	$69.28	$71.33	$69.32	$58.70	$46.46	$44.52	$39.03	$71.28	$73.52	$68.42

Total return	7.96%[5]	20.79%	7.88%	1.51%	5.39%	31.10%	28.45%	4.36%	14.07%	15.78%[5]	7.97%[5]	20.79%	14.00%[5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,471.7	$3,433.5	$3,043.3	$3,440.4	$3,694.5	$2,976.7	$1,747.3	$1,261.8	$728.9	$238.7	$84.6	$12.5	$2.3

Ratio of operating expenses to average net assets	1.04%[4,6]	1.04%[4]	1.05%[4]	1.04%[4]	1.04%[4]	1.05%	1.06%	1.06%	1.06%	1.13%[6]	1.06%[4,6]	1.05%[4]	1.05%[4,6]

Ratio of net investment income (loss) to average net assets	0.25%[6]	0.00%[8]	0.37%	(0.12)%	0.28%	0.04%	0.83%	(0.33)%	(0.53)%	(0.29)%[6]	0.51%[6]	(0.15)%	(0.33)%[6]

Portfolio turnover rate	1.60%[5]	3.32%	4.68%	6.95%	13.15%	9.63%	13.70%	13.51%	16.12%	26.65%	1.60%[5]	3.32%	4.68%

[1] Based on average shares outstanding.	[6] Annualized.
[2] Benefit of expense reduction rounds to less than 0.01%.	[7] Less than $0.01 per share.
[3] For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.	[8] Less than 0.01%.
[4] Interest expense rounds to less than 0.01%.	[9] For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.
[5] Not Annualized.

46	See Notes to Financial Statements.

March 31, 2018	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$30.64	$30.59	$30.34	$33.68	$32.83	$26.14	$20.84	$20.90	$17.96	$18.70

Income (loss) from investment operations:
Net investment loss	(0.11)[1]	(0.04)[1]	(0.18)[1]	(0.21)[1]	(0.01)[1]	(0.12)[1]	(0.19)[1]	(0.15)[1]	(0.06)[1]	(0.13)[1]
Net realized and unrealized gain (loss) on investments	2.46	5.77	3.84	(1.10)	2.14	7.61	5.96	0.09 [2]	3.00	(0.61)

Total from investment operations	2.35	5.73	3.66	(1.31)	2.13	7.49	5.77	(0.06)	2.94	(0.74)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(3.85)	(5.68)	(3.41)	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	(0.00)[3]

Total distributions	(3.85)	(5.68)	(3.41)	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	(0.00)

Net asset value, end of period	$29.14	$30.64	$30.59	$30.34	$33.68	$32.83	$26.14	$20.84	$20.90	$17.96

Total return	8.15%[6]	22.45%	12.89%	(4.32)%	6.52%	29.51%	28.09%	(0.29)%	16.37%	(3.95)%

Ratios/Supplemental data:
Net assets (in millions), end of period	$1,684.0	$1,730.3	$1,826.3	$2,601.4	$3,192.8	$3,626.1	$3,081.8	$2,842.0	$3,032.0	$2,719.4

Ratio of operating expenses to average net assets	1.31%[7]	1.31%[8]	1.32%[8]	1.30%	1.30%	1.31%	1.31%	1.31%	1.31%	1.34%[4]

Ratio of net investment loss to average net assets	(0.72)%[7]	(0.15)%	(0.64)%	(0.61)%	(0.04)%	(0.42)%	(0.76)%	(0.63)%	(0.30)%	(0.86)%

Portfolio turnover rate	8.86%[6]	28.95%	10.25%	14.66%	16.41%	20.35%	28.02%	32.81%	27.22%	35.83%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009[5]	2018	2017	2016[9]
Net asset value, beginning of period	$31.58	$31.29	$30.88	$34.16	$33.20	$26.36	$20.96	$20.97	$17.97	$15.52	$31.57	$31.29	$26.06

Income (loss) from investment operations:
Net investment income (loss)	(0.07)[1]	0.02 [1]	(0.12)[1]	(0.13)[1]	0.06 [1]	(0.05)[1]	(0.13)[1]	(0.10)[1]	(0.03)[1]	(0.04)[1]	(0.06)[1]	(0.08)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments	2.53	5.95	3.94	(1.12)	2.18	7.69	6.00	0.09 [2]	3.03	2.49	2.53	6.04	5.40

Total from investment operations	2.46	5.97	3.82	(1.25)	2.24	7.64	5.87	(0.01)	3.00	2.45	2.47	5.96	5.23

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(3.85)	(5.68)	(3.41)	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	0.00	(3.85)	(5.68)	0.00

Total distributions	(3.85)	(5.68)	(3.41)	(2.03)	(1.28)	(0.80)	(0.47)	0.00	0.00	0.00	(3.85)	(5.68)	0.00

Net asset value, end of period	$30.19	$31.58	$31.29	$30.88	$34.16	$33.20	$26.36	$20.96	$20.97	$17.97	$30.19	$31.57	$31.29

Total return	8.26%[6]	22.76%	13.21%	(4.08)%	6.79%	29.85%	28.41%	(0.05)%	16.69%	15.79%[6]	8.30%[6]	22.72%	20.07%[6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$2,406.2	$2,404.6	$1,680.7	$1,923.2	$2,057.4	$1,775.7	$1,111.0	$518.6	$261.1	$89.4	$129.9	$101.8	$3.7

Ratio of operating expenses to average net assets	1.05%[7]	1.05%[8]	1.06%[8]	1.04%	1.04%	1.05%	1.05%	1.06%	1.06%	1.16%[7]	1.05%[7]	1.06%[8]	1.06%[7,8]

Ratio of net investment income (loss) to average net assets	(0.45)%[7]	0.06%	(0.41)%	(0.37)%	0.18%	(0.16)%	(0.53)%	(0.42)%	(0.15)%	(0.75)%[7]	(0.43)%[7]	(0.28)%	(0.85)%[7]

Portfolio turnover rate	8.86%[6]	28.95%	10.25%	14.66%	16.41%	20.35%	28.02%	32.81%	27.22%	35.83%	8.86%[6]	28.95%	10.25%

[1]  Based on average shares outstanding.

[2]  The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]  Less than $0.01 per share.

[4]  Benefit of expense reduction rounds to less than 0.01%

[5]  For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

[6]  Not Annualized.

[7]  Annualized.

[8]  Interest expense rounds to less than 0.01%.

[9]  For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	47

Baron Funds	March 31, 2018

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON OPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.53	$16.87	$17.12	$18.61	$19.26	$15.61	$12.83	$12.76	$10.61	$9.90

Income (loss) from investment operations:
Net investment loss	(0.11)[1]	(0.20)[1]	(0.13)[1]	(0.21)[1]	(0.24)[1]	(0.17)[1]	(0.17)[1]	(0.16)[1]	(0.13)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments	2.79	3.75	1.70	(0.25)	0.79	4.06	2.95	0.23	2.28	0.79

Total from investment operations	2.68	3.55	1.57	(0.46)	0.55	3.89	2.78	0.07	2.15	0.71

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(2.65)	(1.89)	(1.82)	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00

Total distributions	(2.65)	(1.89)	(1.82)	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00 [2]	0.00 [2]

Net asset value, end of period	$18.56	$18.53	$16.87	$17.12	$18.61	$19.26	$15.61	$12.83	$12.76	$10.61

Total return	15.82%[8]	24.32%	9.19%	(2.70)%	2.87%[5]	25.39%	21.67%	0.55%	20.26%	7.17%

Ratios/Supplemental data:
Net assets (in millions), end of period	$264.9	$201.4	$207.0	$232.2	$331.2	$359.9	$332.4	$240.4	$214.4	$142.7

Ratio of operating expenses to average net assets	1.39%[7,9]	1.41%[7]	1.41%[7]	1.38%[7]	1.35%	1.37%	1.39%	1.41%	1.44%	1.50%
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%[4]

Ratio of net operating expenses to average net assets	1.39%[9]	1.41%	1.41%	1.38%	1.35%	1.37%	1.39%	1.41%	1.44%	1.50%

Ratio of net investment loss to average net assets	(1.22)%[9]	(1.18)%	(0.83)%	(1.10)%	(1.24)%	(1.02)%	(1.16)%	(1.11)%	(1.08)%	(1.00)%

Portfolio turnover rate	19.99%[8]	32.62%	32.38%	41.87%	63.40%	70.44%	88.56%	65.43%	76.44%	68.09%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009[6]	2018	2017	2016[10]
Net asset value, beginning of period	$19.08	$17.27	$17.45	$18.89	$19.49	$15.75	$12.91	$12.80	$10.62	$8.88	$19.09	$17.28	$16.88

Income (loss) from investment operations:
Net investment loss	(0.09)[1]	(0.16)[1]	(0.08)[1]	(0.16)[1]	(0.19)[1]	(0.13)[1]	(0.13)[1]	(0.12)[1]	(0.10)[1]	(0.02)[1]	(0.08)[1]	(0.16)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	2.88	3.86	1.72	(0.25)	0.79	4.11	2.97	0.23	2.28	1.76	2.88	3.86	0.42

Total from investment operations	2.79	3.70	1.64	(0.41)	0.60	3.98	2.84	0.11	2.18	1.74	2.80	3.70	0.40

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(2.65)	(1.89)	(1.82)	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00	(2.65)	(1.89)	0.00

Total distributions	(2.65)	(1.89)	(1.82)	(1.03)	(1.20)	(0.24)	0.00	0.00	0.00	0.00	(2.65)	(1.89)	0.00

Redemption fees added to paid-in capital	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00 [2]	0.00

Net asset value, end of period	$19.22	$19.08	$17.27	$17.45	$18.89	$19.49	$15.75	$12.91	$12.80	$10.62	$19.24	$19.09	$17.28

Total return	15.95%[8]	24.65%	9.44%	(2.38)%	3.10%[5]	25.74%	22.00%	0.86%	20.53%	19.59%[3,8]	16.00%[8]	24.64%	2.37%[8]

Ratios/Supplemental data:
Net assets (in millions), end of period	$55.5	$51.7	$43.3	$91.7	$109.4	$101.3	$62.5	$35.5	$25.5	$10.9	$11.6	$1.0	$0.5

Ratio of operating expenses to average net assets	1.13%[7,9]	1.14%[7]	1.13%[7]	1.10%[7]	1.08%	1.11%	1.13%	1.14%	1.18%	1.37%[9]	1.11%[7,9]	1.12%[7]	1.12%[7,9]
Less: Reimbursement of expenses by Adviser and/or offsets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.12)%[9]	0.00%	0.00%	0.00%

Ratio of net operating expenses to average net assets	1.13%[9]	1.14%	1.13%	1.10%	1.08%	1.11%	1.13%	1.14%	1.18%	1.25%[9]	1.11%[9]	1.12%	1.12%[9]

Ratio of net investment loss to average net assets	(0.96)%[9]	(0.92)%	(0.46)%	(0.84)%	(0.97)%	(0.79)%	(0.90)%	(0.84)%	(0.83)%	(0.74)%[9]	(0.88)%[9]	(0.89)%	(1.25)%[9]

Portfolio turnover rate	19.99%[8]	32.62%	32.38%	41.87%	63.40%	70.44%	88.56%	65.43%	76.44%	68.09%	19.99%[8]	32.62%	32.38%

[1]  Based on average shares outstanding.

[2]  Less than $0.01 per share.

[3]  The total returns would have been lower had certain expenses not been reduced during the period shown.

[4]  Benefit of expense reduction rounds to less than 0.01%.

[5]  The Adviser made a voluntary payment to the Fund in the amount of $140,762 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by 0.03%.

[6]  For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

[7]  Interest expense rounds to less than 0.01%.

[8]  Not Annualized.

[9]  Annualized.

[10]  For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

48	See Notes to Financial Statements.

March 31, 2018	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Net asset value, beginning of period	$24.04	$19.35	$16.91	$16.83	$14.42	$11.83	$8.98	$9.21	$8.60	$10.38

Income (loss) from investment operations:
Net investment income (loss)	(0.07)[1]	(0.11)[1]	(0.08)[1]	(0.09)[1]	(0.05)[1]	0.02 [1]	(0.03)[1]	(0.06)[1]	(0.03)[1]	0.03 [1]
Net realized and unrealized gain (loss) on investments	3.36	4.80	2.52	0.17 [6]	2.46	2.57	2.88	(0.17)	0.66	(1.03)

Total from investment operations	3.29	4.69	2.44	0.08	2.41	2.59	2.85	(0.23)	0.63	(1.00)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)	(0.01)
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.77)

Total distributions	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.02)	(0.78)

Net asset value, end of period	$27.33	$24.04	$19.35	$16.91	$16.83	$14.42	$11.83	$8.98	$9.21	$8.60

Total return	13.69%[2,4]	24.24%[2]	14.43%[2]	0.48%[2]	16.71%[2]	21.89%[2]	31.74%[2]	(2.50)%[2]	7.38%[2]	(7.75)%[2]

Ratios/Supplemental data:
Net assets (in millions), end of period	$109.7	$87.5	$73.5	$71.5	$53.2	$47.8	$34.8	$23.4	$29.0	$32.8

Ratio of operating expenses to average net assets	1.11%[5]	1.12%[3]	1.26%	1.32%	1.37%	1.47%	1.55%	1.59%	1.62%	1.69%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.09)%[5]	(0.02)%	(0.04)%	(0.02)%	(0.07)%	(0.17)%	(0.25)%	(0.29)%	(0.25)%	(0.29)%

Ratio of net operating expenses to average net assets	1.02%[5]	1.10%	1.22%	1.30%	1.30%	1.30%	1.30%	1.30%	1.37%	1.40%

Ratio of net investment income (loss) to average net assets	(0.53)%[5]	(0.50)%	(0.43)%	(0.49)%	(0.29)%	0.14%	(0.30)%	(0.55)%	(0.32)%	0.40%

Portfolio turnover rate	6.74%[4]	13.94%	19.30%	14.54%	16.84%	22.91%	79.07%	75.36%	57.67%	39.61%

	INSTITUTIONAL SHARES										R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,									Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009[7]	2018	2017	2016[8]
Net asset value, beginning of period	$24.44	$19.62	$17.10	$17.00	$14.53	$11.89	$9.00	$9.21	$8.61	$7.54	$24.45	$19.63	$17.03

Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]	(0.05)[1]	(0.03)[1]	(0.04)[1]	(0.01)[1]	0.05 [1]	(0.01)[1]	(0.03)[1]	(0.01)[1]	0.02 [1]	(0.04)[1]	(0.06)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments	3.43	4.87	2.55	0.16 [6]	2.48	2.59	2.90	(0.18)	0.66	1.05	3.43	4.88	2.65

Total from investment operations	3.39	4.82	2.52	0.12	2.47	2.64	2.89	(0.21)	0.65	1.07	3.39	4.82	2.60

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00	(0.05)	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00	(0.05)	0.00	0.00	0.00	0.00

Net asset value, end of period	$27.83	$24.44	$19.62	$17.10	$17.00	$14.53	$11.89	$9.00	$9.21	$8.61	$27.84	$24.45	$19.63

Total return	13.87%[2,4]	24.57%[2]	14.74%[2]	0.72%	17.00%[2]	22.20%[2]	32.11%[2]	(2.28)%[2]	7.59%[2]	14.19%[2,4]	13.86%[2,4]	24.55%[2]	15.27%[2,4]

Ratios/Supplemental data:
Net assets (in millions), end of period	$98.1	$89.5	$81.9	$74.7	$56.0	$33.8	$18.9	$10.2	$10.4	$9.5	$18.8	$4.7	$1.4

Ratio of operating expenses to average net assets	0.84%[5]	0.84%[3]	0.98%	1.04%	1.08%	1.18%	1.26%	1.31%	1.35%	1.61%[5]	0.83%[5]	0.84%[3]	0.85%[5]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.07)%[5]	0.00%	(0.01)%	0.00%	(0.03)%	(0.13)%	(0.21)%	(0.26)%	(0.24)%	(0.46)%[5]	(0.07)%[5]	0.00%	(0.01)%[5]

Ratio of net operating expenses to average net assets	0.77%[5]	0.84%	0.97%	1.04%	1.05%	1.05%	1.05%	1.05%	1.11%	1.15%[5]	0.76%[5]	0.84%	0.84%[5]

Ratio of net investment income (loss) to average net assets	(0.28)%[5]	(0.24)%	(0.19)%	(0.23)%	(0.08)%	0.36%	(0.05)%	(0.30)%	(0.07)%	0.58%[5]	(0.27)%[5]	(0.27)%	(0.37)%[5]

Portfolio turnover rate	6.74%[4]	13.94%	19.30%	14.54%	16.84%	22.91%	79.07%	75.36%	57.67%	39.61%	6.74%[4]	13.94%	19.30%

[1]  Based on average shares outstanding.

[2]  The total returns would have been lower had certain expenses not been reduced during the period shown.

[3]  Interest expense rounds to less than 0.01%.

[4]  Not Annualized.

[5]  Annualized.

[6]  The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[7]  For the period May 29, 2009 (initial offering of Institutional Shares) to September 30, 2009.

[8]  For the period January 29, 2016 (initial offering of R6 Shares) to September 30, 2016.

See Notes to Financial Statements.	49

Baron Funds	March 31, 2018

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DISCOVERY FUND

Selected data for a share outstanding throughout each period:

	RETAIL SHARES
	Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$17.56	$13.40	$11.13	$11.68	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	(0.17)[1]	0.16 [1]	(0.13)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments	0.21	4.33	2.38	(0.42)	1.78 [2]

Total from investment operations	0.34	4.16	2.54	(0.55)	1.68

Less distributions to shareholders from:
Net investment income	(0.01)	0.00	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	(0.27)	0.00	0.00

Total distributions	(0.01)	0.00	(0.27)	0.00	0.00

Net asset value, end of period	$17.89	$17.56	$13.40	$11.13	$11.68

Total return	1.92%[3,6]	31.04%[3]	23.24%[3]	(4.71)%[3,4]	16.80%[3]

Ratios/Supplemental data:
Net assets (in millions), end of period	$75.0	$131.2	$18.6	$19.9	$16.6

Ratio of operating expenses to average net assets	1.43%[7,8]	1.47%	1.88%	1.57%	2.16%
Less: Reimbursement of expenses by Adviser and/or offsets	(0.08)%[7]	(0.12)%	(0.53)%	(0.22)%	(0.81)%

Ratio of net operating expenses to average net assets	1.35%[7]	1.35%	1.35%	1.35%	1.35%

Ratio of net investment income (loss) to average net assets	1.48%[7]	(1.11)%	1.38%	(0.97)%	(0.85)%

Portfolio turnover rate	35.21%[6]	40.97%	90.74%	114.82%	109.40%

	INSTITUTIONAL SHARES					R6 SHARES
	Six Months Ended March 31,	Year Ended September 30,				Six Months Ended March 31,	Year Ended September 30,
	2018	2017	2016	2015	2014	2018	2017	2016[5]
Net asset value, beginning of period	$17.74	$13.50	$11.19	$11.71	$10.00	$17.74	$13.50	$12.89

Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	(0.13)[1]	0.12 [1]	(0.10)[1]	(0.08)[1]	0.13 [1]	(0.12)[1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments	0.23	4.37	2.46	(0.42)	1.79 [2]	0.22	4.36	0.62

Total from investment operations	0.36	4.24	2.58	(0.52)	1.71	0.35	4.24	0.61

Less distributions to shareholders from:
Net investment income	(0.04)	0.00	0.00	0.00	0.00	(0.04)	0.00	0.00
Net realized gain on investments	0.00	0.00	(0.27)	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.04)	0.00	(0.27)	0.00	0.00	(0.04)	0.00	0.00

Net asset value, end of period	$18.06	$17.74	$13.50	$11.19	$11.71	$18.05	$17.74	$13.50

Total return	2.01%[3,6]	31.41%[3]	23.47%[3]	(4.44)%[3,4]	17.10%[3]	1.97%[3,6]	31.41%[3]	4.73%[3,6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$146.2	$113.6	$22.8	$53.9	$48.7	$4.6	$3.2	$2.0

Ratio of operating expenses to average net assets	1.15%[7,8]	1.23%	1.49%	1.25%	1.91%	1.13%[7,8]	1.22%	1.48%[7]
Less: Reimbursement of expenses by Adviser and/or offsets	(0.05)%[7]	(0.13)%	(0.39)%	(0.15)%	(0.81)%	(0.04)%[7]	(0.13)%	(0.39)%[7]

Ratio of net operating expenses to average net assets	1.10%[7]	1.10%	1.10%	1.10%	1.10%	1.09%[7]	1.09%	1.09%[7]

Ratio of net investment income (loss) to average net assets	1.43%[7]	(0.85)%	1.06%	(0.72)%	(0.64)%	1.44%[7]	(0.79)%	(0.66)%[7]

Portfolio turnover rate	35.21%[6]	40.97%	90.74%	114.82%	109.40%	35.21%[6]	40.97%	90.74%

[1]  Based on average shares outstanding.

[2]  The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[3]  The total returns would have been lower had certain expenses not been reduced during the period shown.

[4]  The Adviser made a voluntary payment to the Fund in the amount of $1,000 to compensate the Fund for a loss incurred due to a trade processing error. The impact of this payment increased the Fund’s total return by less than 0.01%.

[5]  For the period August 31, 2016 (initial offering of R6 Shares) to September 30, 2016.

[6]  Not Annualized.

[7]  Annualized.

[8]  Interest expense rounds to less than 0.01%.

50	See Notes to Financial Statements.

March 31, 2018	Baron Funds

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

BARON DURABLE ADVANTAGE FUND

Selected data for a share outstanding throughout the period:

	RETAIL SHARES	INSTITUTIONAL SHARES	R6 SHARES
	Period Ended March 31,	Period Ended March 31,	Period Ended March 31,
	2018[7]	2018[7]	2018[7]
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.00 [1,2]	0.01 [1]	0.01 [1]
Net realized and unrealized gain on investments	0.13 [3]	0.12 [3]	0.12 [3]

Total from investment operations	0.13	0.13	0.13

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00

Net asset value, end of period	$10.13	$10.13	$10.13

Total return	1.30%[4,5]	1.30%[4,5]	1.30%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$0.9	$1.8	$0.3

Ratio of operating expenses to average net assets	7.84%[6]	7.79%[6]	7.05%[6]
Less: Reimbursement of expenses by Adviser	(6.89)%[6]	(7.09)%[6]	(6.35)%[6]

Ratio of net operating expenses to average net assets	0.95%[6]	0.70%[6]	0.70%[6]

Ratio of net investment income to average net assets	0.01%[6]	0.26%[6]	0.40%[6]

Portfolio turnover rate	0.00%	0.00%	0.00%

[1]  Based on average shares outstanding.

[2]  Less than $0.01 per share.

[3]  The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of investments of the Fund.

[4]  The total returns would have been lower had certain expenses not been reduced during the period shown.

[5]  Not Annualized.

[6]  Annualized.

[7]  For the period December 29, 2017 (commencement of operations) to March 31, 2018.

See Notes to Financial Statements.	51

Baron Funds	March 31, 2018

FUND EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The information in the following table is based on an investment of $1,000 invested on October 1, 2017 and held for the six months ended March 31, 2018.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20181

	Actual Total Return	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	7.79%	$1,000.00	$1,077.90		1.30%	$6.73
Baron Asset Fund — Institutional Shares	7.95%	$1,000.00	$1,079.50		1.04%	$5.39
Baron Asset Fund — R6 Shares	7.93%	$1,000.00	$1,079.30		1.05%	$5.44
Baron Growth Fund — Retail Shares	7.84%	$1,000.00	$1,078.40		1.30%	$6.74
Baron Growth Fund — Institutional Shares	7.96%	$1,000.00	$1,079.60		1.04%	$5.39
Baron Growth Fund — R6 Shares	7.97%	$1,000.00	$1,079.70		1.06%	$5.50
Baron Small Cap Fund — Retail Shares	8.15%	$1,000.00	$1,081.50		1.31%	$6.80
Baron Small Cap Fund — Institutional Shares	8.26%	$1,000.00	$1,082.60		1.05%	$5.45
Baron Small Cap Fund — R6 Shares	8.30%	$1,000.00	$1,083.00		1.05%	$5.45
Baron Opportunity Fund — Retail Shares	15.82%	$1,000.00	$1,158.20		1.39%	$7.48
Baron Opportunity Fund — Institutional Shares	15.95%	$1,000.00	$1,159.50		1.13%	$6.08
Baron Opportunity Fund — R6 Shares	16.00%	$1,000.00	$1,160.00		1.11%	$5.98
Baron Fifth Avenue Growth Fund — Retail Shares	13.69%	$1,000.00	$1,136.90	[4]	1.02%[5]	$5.43
Baron Fifth Avenue Growth Fund — Institutional Shares	13.87%	$1,000.00	$1,138.70	[4]	0.77%[5]	$4.11
Baron Fifth Avenue Growth Fund — R6 Shares	13.86%	$1,000.00	$1,138.60	[4]	0.76%[5]	$4.05
Baron Discovery Fund — Retail Shares	1.92%	$1,000.00	$1,019.20	[4]	1.35%[5]	$6.80
Baron Discovery Fund — Institutional Shares	2.01%	$1,000.00	$1,020.10	[4]	1.10%[5]	$5.54
Baron Discovery Fund — R6 Shares	1.97%	$1,000.00	$1,019.70	[4]	1.09%[5]	$5.49
Baron Durable Advantage Fund — Retail Shares	1.30%	$1,000.00	$1,013.00	[4]	0.95%[5]	$2.36	[3]
Baron Durable Advantage Fund — Institutional Shares	1.30%	$1,000.00	$1,013.00	[4]	0.70%[5]	$1.74	[3]
Baron Durable Advantage Fund — R6 Shares	1.30%	$1,000.00	$1,013.00	[4]	0.70%[5]	$1.74	[3]

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]

Baron Durable Advantage Fund commenced investment operations on January 2, 2018. Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (90), then divided by 365 (to reflect the partial period).

[4]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[5]	Annualized expense ratios are adjusted to reflect fee waiver.

March 31, 2018	Baron Funds

FUND EXPENSES (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2018

	Hypothetical Annualized Total Return	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018		Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Asset Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Asset Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Growth Fund — Retail Shares	5.00%	$1,000.00	$1,018.45		1.30%	$6.54
Baron Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,019.75		1.04%	$5.24
Baron Growth Fund — R6 Shares	5.00%	$1,000.00	$1,019.65		1.06%	$5.34
Baron Small Cap Fund — Retail Shares	5.00%	$1,000.00	$1,018.40		1.31%	$6.59
Baron Small Cap Fund — Institutional Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Small Cap Fund — R6 Shares	5.00%	$1,000.00	$1,019.70		1.05%	$5.29
Baron Opportunity Fund — Retail Shares	5.00%	$1,000.00	$1,018.00		1.39%	$6.99
Baron Opportunity Fund — Institutional Shares	5.00%	$1,000.00	$1,019.30		1.13%	$5.69
Baron Opportunity Fund — R6 Shares	5.00%	$1,000.00	$1,019.40		1.11%	$5.59
Baron Fifth Avenue Growth Fund — Retail Shares	5.00%	$1,000.00	$1,019.85	[3]	1.02%[4]	$5.14
Baron Fifth Avenue Growth Fund — Institutional Shares	5.00%	$1,000.00	$1,021.09	[3]	0.77%[4]	$3.88
Baron Fifth Avenue Growth Fund — R6 Shares	5.00%	$1,000.00	$1,021.14	[3]	0.76%[4]	$3.83
Baron Discovery Fund — Retail Shares	5.00%	$1,000.00	$1,018.20	[3]	1.35%[4]	$6.79
Baron Discovery Fund — Institutional Shares	5.00%	$1,000.00	$1,019.45	[3]	1.10%[4]	$5.54
Baron Discovery Fund — R6 Shares	5.00%	$1,000.00	$1,019.50	[3]	1.09%[4]	$5.49
Baron Durable Advantage Fund — Retail Shares	5.00%	$1,000.00	$1,020.19	[3]	0.95%[4]	$4.78
Baron Durable Advantage Fund — Institutional Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[4]	$3.53
Baron Durable Advantage Fund — R6 Shares	5.00%	$1,000.00	$1,021.44	[3]	0.70%[4]	$3.53

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.
[2]

Expenses are equal to each share class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	Ending account value assumes the return earned after waiver and would have been lower if a portion of the expenses had not been waived.
[4]	Annualized expense ratios are adjusted to reflect fee waiver.

Baron Funds	March 31, 2018

DISCLOSURE REGARDING THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR BARON DURABLE ADVANTAGE FUND BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Baron Investment Funds Trust (the “Trust”) met on November 13, 2017 to discuss the selection of BAMCO, Inc. (the “Adviser”) as the investment adviser and the approval of the investment advisory agreement for Baron Durable Advantage Fund (the “Fund”). The members of the Board who are not affiliated with the Trust (the “Independent Trustees”) met in a separate session to discuss and consider the renewal of the advisory agreement for the Fund. Because, at its May 4, 2017 meeting, the Board had considered the annual review of the Investment Advisory Agreements, Distribution Agreements, and 12b-1 Plans, had received presentations from an independent consultant and from management about the relevant fees, expenses and services, and, from independent legal counsel, about the legal standards, similar materials were not presented at this meeting upon the Board’s confirmation that they recalled and understood the application to the Fund of the information to the presentations received and the deliberations undertaken. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the advisory agreement for the Fund for an initial term of two years.

In reaching its determination, the Board considered various factors that it deemed relevant, including the factors listed below.

1. NATURE, EXTENT AND QUALITY OF SERVICES

As part of their consideration of the nature, extent and quality of proposed services to be provided by the Adviser, the Independent Trustees relied on the information they received at this meeting, as well as other information they received at the May 4, 2017 meeting and at other times. In particular, the Board considered the following:

•	Their confidence in the senior personnel, portfolio management, the financial condition of the Adviser and its affiliates and the Adviser’s available resources;

•

The nature, quality and the level of long-term performance of the services provided by the Adviser to the other funds the Adviser advises, which were expected to be provided to the Fund, including: intensive devotion to research, relationships with and supervision of third party service providers, such as the Fund’s custodian and transfer agent, the quality of shareholder reports, the ability to monitor adherence to investment guidelines and restrictions, the legal, accounting and compliance services provided to the Fund and the support services provided to the Board;

•

The Adviser’s investment principles and processes and the Board members’ general understanding of historical performance of the other funds the Adviser advises as compared to similar funds managed by other advisers;

•	The anticipated total expense ratio of the Fund;

•	The costs of portfolio management, including the types of investments to be made for the Fund, the personnel and systems necessary for implementation the investment strategy; and

•	Additional services provided by the Adviser.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund were appropriate and that it would likely benefit from those services to be provided under the Investment Advisory Agreement with the Adviser.

2. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

As part of its consideration of the cost of services to be provided, the Board examined the fees to be charged by the Adviser as compared to the fees charged by comparable funds, as explained by the Adviser’s General Counsel. The Board also discussed and considered certain services to be provided to the Fund, which include accounting, oversight of service providers, legal, regulatory, compliance, risk management and Trustee support.

In addition, the Board also considered the financial condition of the Adviser and its affiliates. Since the Fund is newly formed, had not commenced operations and the eventual aggregate amount of its assets is uncertain, the Adviser was not able to provide the Board with specific information concerning the cost of services to be provided and the expected profits to be realized by the Adviser and its affiliate from their relationships with the Fund.

The Board concluded that the proposed management fee was supportable in light of the services to be provided.

3. ECONOMIES OF SCALE AND BENEFITS TO INVESTORS

Since the Fund is newly formed, had not commenced operations and the eventual aggregate amount of the Fund’s assets, uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. It was agreed that the issue would be revisited no later than when the Board next reviewed the advisory fee in connection with the renewal of the advisory contract for the Fund.

After due consideration of the above-enumerated factors and other factors it deemed relevant, the Board, including a majority of the Independent Trustees, approved the advisory agreement for the Fund for an initial term of two years.

Go Paperless!

It’s fast, simple and a smart way to help the environment.

Enjoy the speed and convenience of receiving Fund documents electronically.

For more information, and to enroll today, go to www.baronfunds.com/edelivery.

767 Fifth Avenue, 49th Fl.

New York, NY 10153

1.800.99.BARON

212-583-2000

www.BaronFunds.com

MARCH 18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(b) Certification of each of the principal executive officers and principal financial officers of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: June 7, 2018

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: June 7, 2018